UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
12/31/18 (Unaudited)

COMMON STOCKS (67.9%)(a)
	Shares	Value
Banking (4.8%)
ABN AMRO Group NV GDR (Netherlands)	157,817	$3,714,018
ABSA Group, Ltd. (South Africa)	124,860	1,404,333
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)	638,535	1,418,522
AIB Group PLC (Ireland)	72,602	306,116
Bank Leumi Le-Israel BM (Israel)	159,905	966,478
Bank of Montreal (Canada)	7,965	520,362
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	8,302,000	1,036,281
Canadian Imperial Bank of Commerce (Canada)	6,575	489,706
China Construction Bank Corp. (China)	2,769,000	2,270,259
Citigroup, Inc.	435,500	22,672,130
Citizens Financial Group, Inc.	174,700	5,193,831
Comerica, Inc.	72,201	4,959,487
Credicorp, Ltd. (Peru)	11,529	2,555,633
DNB ASA (Norway)	25,994	415,321
East West Bancorp, Inc.	27,600	1,201,428
Hang Seng Bank, Ltd. (Hong Kong)	146,100	3,263,214
HDFC Bank, Ltd. (India)	95,823	2,914,476
HSBC Holdings PLC (United Kingdom)	97,107	800,685
Itau Unibanco Holding SA ADR (Preference) (Brazil)(NON)	267,045	2,440,791
JPMorgan Chase & Co.	361,721	35,311,204
KBC Groep NV (Belgium)	11,994	778,903
Lloyds Banking Group PLC (United Kingdom)	4,335,727	2,865,395
Mizuho Financial Group, Inc. (Japan)	3,134,800	4,885,805
Moneta Money Bank AS (Czech Republic)	344,272	1,111,235
National Australia Bank, Ltd. (Australia)	13,278	225,313
National Bank of Canada (Canada)	11,178	458,927
Popular, Inc. (Puerto Rico)	23,900	1,128,558
Resona Holdings, Inc. (Japan)	743,000	3,554,158
Royal Bank of Canada (Canada)	453	31,005
Sberbank of Russia PJSC ADR (Russia)	80,514	882,433
Sumitomo Mitsui Financial Group, Inc. (Japan)	129,000	4,254,011
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	33,900	1,233,923
SunTrust Banks, Inc.	5,162	260,371
Swedbank AB Class A (Sweden)	166,703	3,719,475
Synovus Financial Corp.	57,100	1,826,629
TCF Financial Corp.	40,900	797,141
Toronto-Dominion Bank (Canada)	12,739	633,218
Turkiye Garanti Bankasi AS (Turkey)	679,657	1,022,214
U.S. Bancorp	6,302	288,001
Wintrust Financial Corp.	11,800	784,582

		124,595,572
Basic materials (3.0%)
Amcor, Ltd. (Australia)	50,230	468,765
Anglo American PLC (United Kingdom)	137,459	3,062,237
ArcelorMittal SA (France)	86,736	1,802,712
Arkema SA (France)	20,390	1,751,203
Asahi Kasae Corp. (Japan)	23,600	240,794
Ashland Global Holdings, Inc.	2,435	172,788
Axalta Coating Systems, Ltd.(NON)	8,226	192,653
BASF SE (Germany)	49,807	3,446,808
Bemis Co., Inc.	2,191	100,567
BlueScope Steel, Ltd. (Australia)	248,232	1,915,998
Boliden AB (Sweden)	25,279	547,567
Celanese Corp.	28,700	2,582,139
CIMIC Group, Ltd. (Australia)	33,624	1,027,986
Covestro AG (Germany)	37,089	1,834,922
CTCI Corp. (Taiwan)	887,000	1,279,521
Eiffage SA (France)	4,037	337,469
Evonik Industries AG (Germany)	26,335	657,778
Formosa Plastics Corp. (Taiwan)	422,000	1,375,415
Freeport-McMoRan, Inc. (Indonesia)	582,700	6,007,637
Glencore PLC (United Kingdom)	146,295	543,273
HOCHTIEF AG (Germany)	9,325	1,257,520
Huntsman Corp.	139,600	2,692,884
Indorama Ventures PCL (Foreign depositary shares) (Thailand)	788,500	1,313,763
JFE Holdings, Inc. (Japan)	28,000	445,503
Kajima Corp. (Japan)	70,900	950,402
LyondellBasell Industries NV Class A	105,700	8,790,012
Mexichem SAB de CV (Mexico)	404,300	1,026,810
Mitsubishi Chemical Holdings Corp. (Japan)	107,300	807,235
Mitsubishi Gas Chemical Co., Inc. (Japan)	44,400	663,313
Newcrest Mining, Ltd. (Australia)	29,163	449,292
Nippon Steel & Sumitomo Metal Corp. (Japan)	28,000	478,795
Packaging Corp. of America	37,500	3,129,750
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	514,200	1,154,810
Rio Tinto PLC (United Kingdom)	109,755	5,218,035
Sasol, Ltd. (South Africa)	62,899	1,858,007
Sherwin-Williams Co. (The)	696	273,848
Shimizu Corp. (Japan)	84,500	694,445
Sika AG (Switzerland)	2,949	373,838
Skipper, Ltd. (India)	203,037	253,658
South32, Ltd. (Australia)	582,220	1,373,632
Steel Dynamics, Inc.	58,200	1,748,328
Sumitomo Chemical Co., Ltd. (Japan)	309,500	1,513,564
Taisei Corp. (Japan)	81,500	3,464,986
UPM-Kymmene OYJ (Finland)	102,734	2,607,220
Vale SA ADR (Brazil)(S)	104,262	1,375,216
West China Cement, Ltd. (China)	6,582,000	885,241
Westlake Chemical Corp.	22,500	1,488,825
Weyerhaeuser Co.(R)	87,600	1,914,936

		77,552,100
Capital goods (4.4%)
ACS Actividades de Construccion y Servicios SA (Spain)	79,554	3,083,570
Allison Transmission Holdings, Inc.	77,800	3,416,198
Atlas Copco AB Class B (Sweden)	23,738	517,777
BAE Systems PLC (United Kingdom)	86,858	508,377
Berry Plastics Group, Inc.(NON)	60,123	2,857,646
Boeing Co. (The)	88,600	28,573,500
Clean TeQ Holdings, Ltd. (Australia)(NON)(S)	3,573,402	934,826
Cummins, Inc.	51,300	6,855,732
Curtiss-Wright Corp.	6,000	612,720
Faurecia SA (France)	60,193	2,280,709
Garrett Motion, Inc. (Switzerland)(NON)	462	5,701
General Dynamics Corp.	2,343	368,343
HD Supply Holdings, Inc.(NON)	60,025	2,252,138
Hitachi, Ltd. (Japan)	150,100	3,989,929
Honeywell International, Inc.	74,668	9,865,136
Ingersoll-Rand PLC	69,100	6,303,993
KEI Industries, Ltd. (India)	192,855	990,251
Lockheed Martin Corp.	42,900	11,232,936
Northrop Grumman Corp.	1,446	354,125
Pentair PLC	52,100	1,968,338
Raytheon Co.	39,822	6,106,704
Republic Services, Inc.	35,500	2,559,195
Resideo Technologies, Inc.(NON)	99,753	2,049,925
Safran SA (France)	1,466	177,037
Sandvik AB (Sweden)	259,641	3,701,436
Schindler Holding AG (Switzerland)	2,560	496,425
Societe BIC SA (France)	4,643	474,253
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	221,000	1,454,665
Teledyne Technologies, Inc.(NON)	4,569	946,103
Tervita Corp. (Canada)(NON)	179	823
Tupy SA (Brazil)	218,925	1,138,190
Waste Management, Inc.	78,102	6,950,297

		113,026,998
Communication services (2.3%)
ARRIS International PLC(NON)	1,333	40,750
AT&T, Inc.	8,527	243,361
BCE, Inc. (Canada)	9,976	394,086
BT Group PLC (United Kingdom)	1,030,553	3,127,545
China Mobile, Ltd. (China)	260,000	2,505,677
Deutsche Telekom AG (Germany)	196,808	3,341,802
Eutelsat Communications SA (France)	25,208	496,916
Hikari Tsushin, Inc. (Japan)	2,600	409,002
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	665,000	957,463
Juniper Networks, Inc.	108,109	2,909,213
KDDI Corp. (Japan)	108,600	2,587,946
Nippon Telegraph & Telephone Corp. (Japan)	38,000	1,547,210
NTT DoCoMo, Inc. (Japan)	105,900	2,377,983
Safaricom PLC (Kenya)	3,281,100	716,433
Swisscom AG (Switzerland)	2,261	1,080,468
T-Mobile US, Inc.(NON)	363	23,090
Telenor ASA (Norway)	167,827	3,251,145
Telephone & Data Systems, Inc.	44,740	1,455,840
Telstra Corp., Ltd. (Australia)	793,656	1,593,111
Verizon Communications, Inc.	544,910	30,634,840

		59,693,881
Communications equipment (1.2%)
Avaya Holdings Corp.(NON)	10,998	160,131
Cisco Systems, Inc.	679,515	29,443,385
Harris Corp.	2,642	355,745

		29,959,261
Computers (2.5%)
Amadeus IT Holding SA Class A (Spain)	48,621	3,389,244
Apple, Inc.	197,186	31,104,119
Aspen Technology, Inc.(NON)	22,700	1,865,486
CDW Corp. of Delaware	30,600	2,480,130
Citrix Systems, Inc.	53,506	5,482,225
Dell Technologies, Inc. Class C(NON)	33,560	1,640,058
Douzone Bizon Co., Ltd. (South Korea)	16,851	786,837
Fortinet, Inc.(NON)	90,500	6,373,915
Fujitsu, Ltd. (Japan)	15,600	977,976
NetApp, Inc.	109,200	6,515,964
Synopsys, Inc.(NON)	37,218	3,135,244

		63,751,198
Conglomerates (0.5%)
AMETEK, Inc.	41,100	2,782,470
Marubeni Corp. (Japan)	464,900	3,235,164
Mitsubishi Corp. (Japan)	88,200	2,407,235
Mitsui & Co., Ltd. (Japan)	224,100	3,473,140
Orkla ASA (Norway)	45,172	355,462

		12,253,471
Consumer cyclicals (7.9%)
ABC-Mart, Inc. (Japan)	17,200	952,617
Alliance Global Group, Inc. (Philippines)	5,014,900	1,136,705
Amazon.com, Inc.(NON)	14,769	22,182,595
Aristocrat Leisure, Ltd. (Australia)	49,803	760,620
Automatic Data Processing, Inc.	80,278	10,526,051
AutoZone, Inc.(NON)	548	459,410
Bayerische Motoren Werke AG (Germany)	7,338	522,106
Berkeley Group Holdings PLC (The) (United Kingdom)	17,272	765,898
Booking Holdings, Inc.(NON)	5,600	9,645,552
Booz Allen Hamilton Holding Corp.	52,635	2,372,259
Caesars Entertainment Corp.(NON)(S)	5,084	34,520
Capri Holdings, Ltd.(NON)	91,489	3,469,263
CK Hutchison Holdings, Ltd. (Hong Kong)	137,000	1,309,212
Compass Group PLC (United Kingdom)	9,527	200,361
CoStar Group, Inc.(NON)	7,900	2,664,986
Crown, Ltd. (Australia)	191,240	1,597,462
Ecolab, Inc.	1,200	176,820
Extended Stay America, Inc. (Units)	83,900	1,300,450
Fast Retailing Co., Ltd. (Japan)	2,600	1,329,996
Fiat Chrysler Automobiles NV (Italy)(NON)	110,240	1,601,831
Ford Motor Co.	17,207	131,634
Fu Shou Yuan International Group, Ltd. (China)	1,181,000	883,752
Fuji Heavy Industries, Ltd. (Japan)	2,900	61,908
Galaxy Entertainment Group, Ltd. (Hong Kong)	179,000	1,123,532
Genting Bhd (Singapore)	1,953,000	1,398,071
GS Retail Co., Ltd. (South Korea)	38,848	1,409,683
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Hermes International (France)	7,032	3,905,991
Hilton Worldwide Holdings, Inc.	68,300	4,903,940
Home Depot, Inc. (The)	172,081	29,566,957
Industria de Diseno Textil SA (Inditex) (Spain)	34,528	884,176
Jardine Matheson Holdings, Ltd. (Hong Kong)	4,900	341,177
JNBY Design, Ltd. (China)	417,000	584,401
John Wiley & Sons, Inc. Class A	626	29,403
KAR Auction Services, Inc.	43,000	2,051,960
Kering SA (France)	2,037	960,630
Kimberly-Clark Corp.	3,576	407,449
Las Vegas Sands Corp.	48,000	2,498,400
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	3,429	126,804
Liberty SiriusXM Group Class A(NON)	26,600	978,880
Localiza Rent a Car SA (Brazil)	112,506	863,589
Lowe's Cos., Inc.	187,687	17,334,771
Marks & Spencer Group PLC (United Kingdom)	11,530	36,329
Marriott International, Inc./MD Class A	300	32,568
Matahari Department Store Tbk PT (Indonesia)	2,042,600	795,231
Mavi Giyim Sanayi Ve Ticaret AS Class B (Turkey)	145,525	885,936
Mitsubishi Motors Corp. (Japan)	70,700	390,336
Moncler SpA (Italy)	15,759	522,356
Namco Bandai Holdings, Inc. (Japan)	29,500	1,316,199
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
New Middle East Other Assets GmbH (acquired 8/12/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
News Corp. Class A	11,448	129,935
Next PLC (United Kingdom)	17,470	888,686
Nintendo Co., Ltd. (Japan)	8,200	2,166,528
Omnicom Group, Inc.	85,500	6,262,020
Pearson PLC (United Kingdom)	167,355	2,001,707
Peugeot SA (France)	183,444	3,918,823
Poya International Co., Ltd. (Taiwan)	125,820	1,293,564
ProSiebenSat.1 Media SE (Germany)	66,214	1,179,696
Publicis Groupe SA (France)	4,935	283,166
PVH Corp.	1,983	184,320
Randstad Holding NV (Netherlands)	19,701	904,928
Ross Stores, Inc.	118,578	9,865,690
RTL Group SA (Belgium)	13,781	737,373
Secom Co., Ltd. (Japan)	2,700	222,921
ServiceMaster Global Holdings, Inc.(NON)	31,379	1,152,864
Sony Corp. (Japan)	95,600	4,603,799
Suzuki Motor Corp. (Japan)	13,000	657,807
Swatch Group AG (The) (Switzerland)	8,594	496,632
Tapestry, Inc.	17,000	573,750
Taylor Wimpey PLC (United Kingdom)	1,057,522	1,836,537
TJX Cos., Inc. (The)	18,108	810,152
Total System Services, Inc.	38,700	3,145,923
Toyota Motor Corp. (Japan)	52,400	3,043,433
TUI AG (Germany)	171,438	2,459,384
Twenty-First Century Fox, Inc.	142,289	6,798,568
Volkswagen AG (Preference) (Germany)	6,692	1,065,149
Volkswagen AG (Germany)	3,374	537,727
Volvo AB (Sweden)	314,459	4,113,926
Walt Disney Co. (The)	5,414	593,645
Wolters Kluwer NV (Netherlands)	45,052	2,666,602
Wyndham Destinations, Inc.	39,800	1,426,432

		203,456,468
Consumer finance (0.8%)
American Express Co.	5,952	567,345
Capital One Financial Corp.	85,300	6,447,827
Chailease Holding Co., Ltd. (Taiwan)	261,800	818,996
Discover Financial Services	78,500	4,629,930
Housing Development Finance Corp., Ltd. (HDFC) (India)	72,560	2,046,333
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	115,300	552,474
Synchrony Financial	195,400	4,584,084

		19,646,989
Consumer staples (6.6%)
Altria Group, Inc.	3,496	172,667
Ashtead Group PLC (United Kingdom)	128,672	2,684,767
Associated British Foods PLC (United Kingdom)	74,831	1,948,605
Bright Horizons Family Solutions, Inc.(NON)	1,040	115,908
Carlsberg A/S Class B (Denmark)	18,981	2,017,378
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	72	446,841
Coca-Cola Amatil, Ltd. (Australia)	86,624	499,665
Coca-Cola Co. (The)	462,358	21,892,651
Coca-Cola European Partners PLC (United Kingdom)	80,835	3,706,285
Coles Group, Ltd. (Australia)(NON)	22,361	184,905
Colruyt SA (Belgium)	15,760	1,123,869
Darden Restaurants, Inc.	49,400	4,933,084
Dino Polska SA (Poland)(NON)	49,684	1,272,519
Essity AB Class B (Sweden)	3,541	86,937
Global Fashion Group SA (acquired 8/2/13, cost $43,833) (Private) (Luxembourg)(NON)(F)(RES)	1,036	9,544
Grape King Bio, Ltd. (Taiwan)	181,000	1,115,838
Gruma SAB de CV Class B (Mexico)	107,107	1,209,248
Henkel AG & Co. KGaA (Germany)	5,180	508,925
Hershey Co. (The)	47,554	5,096,838
Imperial Brands PLC (United Kingdom)	162,091	4,910,909
J Sainsbury PLC (United Kingdom)	343,224	1,159,304
Japan Tobacco, Inc. (Japan)	12,200	289,444
Koninklijke Ahold Delhaize NV (Netherlands)	186,596	4,719,466
L'Oreal SA (France)	16,546	3,814,264
LG Household & Health Care, Ltd. (South Korea)	1,013	1,000,168
Marine Harvest ASA (Norway)	38,120	805,473
Molson Coors Brewing Co. Class B	67,900	3,813,264
Mondelez International, Inc. Class A	268,373	10,742,971
Monster Beverage Corp.(NON)	3,079	151,548
Natura Cosmeticos SA (Brazil)	98,437	1,142,918
Nestle India, Ltd. (India)	7,702	1,224,715
Nestle SA (Switzerland)	44,052	3,576,508
PepsiCo, Inc.	173,667	19,186,730
Pigeon Corp. (Japan)	5,000	215,898
Pola Orbis Holdings, Inc. (Japan)	23,700	634,908
Procter & Gamble Co. (The)	92,233	8,478,057
Reckitt Benckiser Group PLC (United Kingdom)	34,686	2,658,394
Starbucks Corp.	370,572	23,864,837
Swedish Match AB (Sweden)	40,071	1,578,344
Sysco Corp.	131,542	8,242,422
TCI Co., Ltd. (Taiwan)	79,000	1,316,693
Unilever PLC (United Kingdom)	12,331	645,737
US Foods Holding Corp.(NON)	7,845	248,216
Walgreens Boots Alliance, Inc.	194,900	13,317,517
Wesfarmers, Ltd. (Australia)	37,747	857,214
WH Group, Ltd. (Hong Kong)	491,000	374,400
WM Morrison Supermarkets PLC (United Kingdom)	125,214	340,342
X5 Retail Group NV GDR (Russia)	59,421	1,472,452

		169,809,587
Electronics (2.1%)
Agilent Technologies, Inc.	105,100	7,090,046
Brother Industries, Ltd. (Japan)	29,300	430,074
Elite Material Co., Ltd. (Taiwan)	455,000	957,482
Garmin, Ltd.	368	23,302
Hoya Corp. (Japan)	68,600	4,192,989
Intel Corp.	231,200	10,850,216
MediaTek, Inc. (Taiwan)	290,000	2,138,668
NXP Semiconductors NV	146,698	10,750,029
Rockwell Automation, Inc.	29,900	4,499,352
Samsung Electronics Co., Ltd. (South Korea)	164,312	5,685,306
Samsung Electronics Co., Ltd. (Preference) (South Korea)	46,297	1,320,622
Texas Instruments, Inc.	62,736	5,928,552
Thales SA (France)	3,018	352,703

		54,219,341
Energy (3.7%)
BP PLC (United Kingdom)	342,351	2,164,130
Canvest Environmental Protection Group Co., Ltd. (China)(S)	3,314,000	1,739,434
Chevron Corp.	235,332	25,601,768
CNOOC, Ltd. (China)	1,505,000	2,305,760
ConocoPhillips	234,900	14,646,015
Equinor ASA (Norway)	181,549	3,858,166
Exxon Mobil Corp.	37,303	2,543,692
Geopark, Ltd. (Colombia)(NON)	83,587	1,155,172
Halcon Resources Corp.(NON)(S)	8,621	14,656
Hilong Holding, Ltd. (China)	5,709,000	520,773
JX Holdings, Inc. (Japan)	46,000	241,103
Lukoil PJSC ADR (Russia)	42,554	3,041,760
Marathon Petroleum Corp.	6,666	393,361
MOL Hungarian Oil & Gas PLC (Hungary)	127,643	1,402,156
MWO Holdings, LLC (Units)(F)	89	3,011
Nine Point Energy(F)	1,624	23,451
Occidental Petroleum Corp.	11,625	713,543
OMV AG (Austria)	32,563	1,427,071
PBF Energy, Inc. Class A	73,700	2,407,779
Petroleo Brasileiro SA - Petrobras ADR (Brazil)	160,900	2,093,309
Phillips 66	97,222	8,375,675
Repsol SA (Rights) (Spain)(NON)	5,352	2,453
Royal Dutch Shell PLC Class B (United Kingdom)	146,816	4,378,880
TOTAL SA (France)	126,072	6,670,560
Valero Energy Corp.	115,273	8,642,017

		94,365,695
Financial (0.8%)
3i Group PLC (United Kingdom)	205,494	2,025,709
Broadridge Financial Solutions, Inc.	41,000	3,946,250
CoreLogic, Inc.(NON)	2,237	74,761
CTBC Financial Holding Co., Ltd. (Taiwan)	1,477,000	964,773
Deutsche Boerse AG (Germany)	8,369	1,006,342
Edelweiss Financial Services, Ltd. (India)	368,284	954,737
Hana Financial Group, Inc. (South Korea)	42,333	1,373,737
Intercontinental Exchange, Inc.	850	64,031
London Stock Exchange Group PLC (United Kingdom)	18,478	956,684
Macquarie Group, Ltd. (Australia)	53,373	4,084,104
Old Mutual, Ltd. (South Africa)	511,243	795,958
ORIX Corp. (Japan)	269,900	3,921,546
Singapore Exchange, Ltd. (Singapore)	71,600	374,134

		20,542,766
Health care (8.8%)
AbbVie, Inc.	75,343	6,945,871
Advanz Pharma Corp. (Canada)(NON)	646	12,132
Alfresa Holdings Corp. (Japan)	57,500	1,487,598
Allergan PLC	21,265	2,842,280
Amgen, Inc.	89,647	17,451,581
Anthem, Inc.	679	178,326
Astellas Pharma, Inc. (Japan)	308,300	3,923,464
Aurobindo Pharma, Ltd. (India)	85,595	897,297
Bangkok Chain Hospital PCL (Thailand)	1,554,200	797,148
Baxter International, Inc.	95,900	6,312,138
Bayer AG (Germany)	11,553	801,623
Biogen, Inc.(NON)	15,298	4,603,474
Bristol-Myers Squibb Co.	75,479	3,923,398
Celgene Corp.(NON)	37,036	2,373,637
Centene Corp.(NON)	50,635	5,838,216
Charles River Laboratories International, Inc.(NON)	9,375	1,061,063
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	2,080,000	1,202,436
Cigna Corp.	52,639	9,997,199
Eli Lilly & Co.	122,033	14,121,659
Encompass Health Corp.	21,933	1,353,266
Gilead Sciences, Inc.	90,554	5,664,153
GlaxoSmithKline PLC (United Kingdom)	326,811	6,211,642
HCA Healthcare, Inc.	66,400	8,263,480
Hill-Rom Holdings, Inc.	16,400	1,452,220
Humana, Inc.	13,997	4,009,861
Ipsen SA (France)	2,129	275,275
Johnson & Johnson	130,058	16,783,985
Koninklijke Philips NV (Netherlands)	24,449	866,425
Laboratory Corp. of America Holdings(NON)	742	93,759
Masimo Corp.(NON)	17,400	1,868,238
McKesson Corp.	56,582	6,250,614
Medipal Holdings Corp. (Japan)	49,100	1,062,116
Medtronic PLC	175,400	15,954,384
Merck & Co., Inc.	191,890	14,662,315
Novartis AG (Switzerland)	60,106	5,139,188
Novo Nordisk A/S Class B (Denmark)	41,588	1,901,184
Ono Pharmaceutical Co., Ltd. (Japan)	4,100	82,976
Pfizer, Inc.	223,724	9,765,553
QIAGEN NV (Netherlands)(NON)	13,453	457,481
QIAGEN NV (Netherlands)(NON)	3,380	116,441
Quest Diagnostics, Inc.	3,735	311,013
ResMed, Inc.	24,700	2,812,589
Roche Holding AG (Switzerland)	35,904	8,891,071
Sanofi (France)	39,435	3,418,519
Sartorius Stedim Biotech (France)	9,482	948,970
Service Corp. International	2,301	92,638
Shionogi & Co., Ltd. (Japan)	64,600	3,663,057
Shire PLC (United Kingdom)	7,928	461,800
Siemens Healthineers AG (Germany)(NON)	19,570	819,424
Smith & Nephew PLC (United Kingdom)	24,378	454,897
Straumann Holding AG (Switzerland)	1,519	955,074
Teva Pharmaceutical Industries, Ltd. ADR (Israel)(NON)	16,422	253,227
Thermo Fisher Scientific, Inc.	327	73,179
UCB SA (Belgium)	29,093	2,376,664
UnitedHealth Group, Inc.	26,644	6,637,553
Vertex Pharmaceuticals, Inc.(NON)	19,715	3,266,973
Waters Corp.(NON)	5,620	1,060,213
Zoetis, Inc.	31,589	2,702,123

		226,204,080
Insurance (2.6%)
Aegon NV (Netherlands)	66,755	311,980
Aflac, Inc.	122,113	5,563,468
AIA Group, Ltd. (Hong Kong)	361,800	2,976,260
Allianz SE (Germany)	29,280	5,875,518
Allstate Corp. (The)(S)	46,928	3,877,661
American Financial Group, Inc.	12,400	1,122,572
Athene Holding, Ltd. Class A(NON)	46,054	1,834,331
Aviva PLC (United Kingdom)	679,780	3,253,510
AXA SA (France)	24,966	539,429
Berkshire Hathaway, Inc. Class B(NON)	7,517	1,534,821
CNP Assurances (France)	21,497	456,151
DB Insurance Co., Ltd. (South Korea)	20,376	1,285,351
Direct Line Insurance Group PLC (United Kingdom)	120,083	487,795
Hartford Financial Services Group, Inc. (The)	101,600	4,516,120
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF) (South Korea)	30,369	1,117,068
Legal & General Group PLC (United Kingdom)	1,321,955	3,892,266
Lincoln National Corp.	65,100	3,340,281
Loews Corp.	7,238	329,474
MetLife, Inc.	260,300	10,687,918
NN Group NV (Netherlands)	3,445	137,359
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	303,000	2,660,518
Principal Financial Group, Inc.	42,400	1,872,808
Prudential Financial, Inc.	80,000	6,524,000
Reinsurance Group of America, Inc.	11,393	1,597,640
Sampo Oyj Class A (Finland)	5,587	245,874
Unum Group	75,800	2,227,004

		68,267,177
Investment banking/Brokerage (1.2%)
Ameriprise Financial, Inc.	45,600	4,759,272
Daiwa Securities Group, Inc. (Japan)	108,000	550,681
E*Trade Financial Corp.	141,500	6,209,020
Goldman Sachs Group, Inc. (The)	27,100	4,527,055
Morgan Stanley	255,700	10,138,505
Partners Group Holding AG (Switzerland)	6,093	3,694,606
Schroders PLC (United Kingdom)	34,441	1,072,440

		30,951,579
Photography/Imaging (—%)
FUJIFILM Holdings Corp. (Japan)	9,200	355,016

		355,016
Real estate (2.5%)
AGNC Investment Corp.(R)	230,960	4,051,038
American Homes 4 Rent(R)	75,700	1,502,645
Annaly Capital Management, Inc.(R)	296,997	2,916,511
Apartment Investment & Management Co. Class A(R)	33,400	1,465,592
Apple Hospitality REIT, Inc.(R)	61,096	871,229
AvalonBay Communities, Inc.(R)	17,900	3,115,495
Ayala Land, Inc. (Philippines)	1,340,900	1,037,675
Brixmor Property Group, Inc.(R)	124,700	1,831,843
Brookfield Property REIT, Inc. Class A(R)	35,400	569,940
Camden Property Trust(R)	1,800	158,490
CBRE Group, Inc. Class A(NON)	59,900	2,398,396
Cheung Kong Property Holdings, Ltd. (Hong Kong)	542,000	3,941,295
Chimera Investment Corp.(R)	6,867	122,370
China Overseas Land & Investment, Ltd. (China)	262,000	901,738
Deutsche Wohnen AG (Germany)	8,970	411,095
Douglas Emmett, Inc.(R)	25,200	860,076
Duke Realty Corp.(R)	78,831	2,041,723
Empire State Realty Trust, Inc. Class A(R)	1,800	25,614
Equity Commonwealth(R)	1,821	54,648
Equity Lifestyle Properties, Inc.(R)	12,725	1,235,979
Equity Residential Trust(R)	6,018	397,248
Gaming and Leisure Properties, Inc.(R)	43,000	1,389,330
Healthcare Trust of America, Inc. Class A(R)	60,600	1,533,786
Henderson Land Development Co., Ltd. (Hong Kong)	277,000	1,373,196
Highwoods Properties, Inc.(R)	28,416	1,099,415
Hongkong Land Holdings, Ltd. (Hong Kong)	72,900	459,556
Hudson Pacific Properties, Inc.(R)	29,700	863,082
Jones Lang LaSalle, Inc.	11,000	1,392,600
Kerry Properties, Ltd. (Hong Kong)	87,000	295,581
KWG Property Holding, Ltd. (China)	896,500	785,068
Liberty Property Trust(R)	31,454	1,317,294
Logan Property Holdings Co., Ltd. (China)	742,000	923,284
Medical Properties Trust, Inc.(R)	93,300	1,500,264
MFA Financial, Inc.(R)	8,798	58,771
Mirvac Group (Australia)(R)	507,939	801,371
New Residential Investment Corp.(R)	176,644	2,510,111
Paramount Group, Inc.(R)	54,500	684,520
Persimmon PLC (United Kingdom)	131,780	3,241,758
Scentre Group (Australia)(R)	643,601	1,767,790
Senior Housing Properties Trust(R)	47,600	557,872
SL Green Realty Corp.(R)	30,600	2,419,848
Spirit MTA REIT(R)	1,290	9,198
Spirit Realty Capital, Inc.(R)	47,940	1,689,885
Starwood Property Trust, Inc.(R)	7,255	142,996
Stockland (Units) (Australia)(R)	528,137	1,310,242
STORE Capital Corp.(R)	65,500	1,854,305
Sun Hung Kai Properties, Ltd. (Hong Kong)	105,000	1,488,794
Swire Properties, Ltd. (Hong Kong)	105,200	367,611
Two Harbors Investment Corp.(R)	6,721	86,298
UDR, Inc.(R)	4,370	173,139
VICI Properties, Inc.(R)	150,866	2,833,263
Weingarten Realty Investors(R)	27,300	677,313

		65,518,181
Semiconductor (0.4%)
KLA-Tencor Corp.	62,500	5,593,125
Maxim Integrated Products, Inc.	5,230	265,946
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	557,350	4,045,958
Tokyo Electron, Ltd. (Japan)	1,600	183,567

		10,088,596
Software (3.6%)
Adobe, Inc.(NON)	76,100	17,216,864
Amdocs, Ltd.	3,208	187,925
Black Knight, Inc.(NON)	30,861	1,390,597
Cadence Design Systems, Inc.(NON)	76,081	3,308,002
Electronic Arts, Inc.(NON)	38,700	3,053,817
F5 Networks, Inc.(NON)	32,189	5,215,584
Intuit, Inc.	59,986	11,808,244
Microsoft Corp.	210,656	21,396,330
NetEase, Inc. ADR (China)	3,750	882,638
NTT Data Corp. (Japan)	229,600	2,508,489
Oracle Corp.	391,800	17,689,770
Oracle Corp. (Japan)	4,200	265,737
Tencent Holdings, Ltd. (China)	154,000	6,104,410
Tencent Holdings, Ltd. ADR (China)	8,913	351,796

		91,380,203
Technology (0.1%)
SoftBank Group Corp. (Japan)	22,300	1,469,899

		1,469,899
Technology services (4.4%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	43,609	5,977,486
Alphabet, Inc. Class A(NON)	48,355	50,529,041
Capgemini SE (France)	18,685	1,858,243
Cognizant Technology Solutions Corp. Class A	111,184	7,057,960
Dun & Bradstreet Corp. (The)	20,241	2,889,200
Facebook, Inc. Class A(NON)	99,086	12,989,184
Fidelity National Information Services, Inc.	5,203	533,568
Fiserv, Inc.(NON)	5,000	367,450
Genpact, Ltd.	2,622	70,768
IBM Corp.	194,500	22,108,815
Infosys, Ltd. (India)	206,424	1,950,064
Larsen & Toubro Infotech, Ltd. (India)	54,844	1,358,733
Naspers, Ltd. Class N (South Africa)	12,947	2,602,691
NEC Corp. (Japan)	14,900	446,072
Yahoo Japan Corp. (Japan)	167,600	421,046
Zebra Technologies Corp. Class A(NON)	14,700	2,340,681

		113,501,002
Transportation (1.4%)
Aena SME SA (Spain)	18,668	2,903,537
AP Moller - Maersk A/S Class A (Denmark)	397	469,102
Central Japan Railway Co. (Japan)	21,100	4,483,496
Delta Air Lines, Inc.	200,737	10,016,776
Deutsche Lufthansa AG (Germany)	21,039	474,877
Deutsche Post AG (Germany)	29,546	809,409
Groupe Eurotunnel SA (France)	6,403	86,054
International Consolidated Airlines Group SA (Spain)	475,821	3,772,589
Japan Airlines Co., Ltd. (Japan)	82,700	2,929,159
Kyushu Railway Co. (Japan)	1,000	33,689
Norfolk Southern Corp.	4,038	603,843
SG Holdings Co., Ltd. (Japan)	33,900	889,080
United Continental Holdings, Inc.(NON)	99,900	8,364,627
Yangzijiang Shipbuilding Holdings, Ltd. (China)	1,276,100	1,160,171

		36,996,409
Utilities and power (2.3%)
AES Corp.	204,900	2,962,854
AGL Energy, Ltd. (Australia)	12,414	179,627
Ameren Corp.	52,900	3,450,667
American Electric Power Co., Inc.	10,426	779,239
Canadian Utilities, Ltd. Class A (Canada)	6,561	150,520
CenterPoint Energy, Inc.	143,600	4,053,828
Centrica PLC (United Kingdom)	243,525	418,725
China Water Affairs Group, Ltd. (China)	2,166,000	2,321,539
CLP Holdings, Ltd. (Hong Kong)	147,500	1,662,733
Enagas SA (Spain)	17,085	462,169
Endesa SA (Spain)	129,743	2,992,385
Enel SpA (Italy)	499,690	2,887,789
Eni SpA (Italy)	277,117	4,365,082
Evergy, Inc.	39,300	2,231,061
Exelon Corp.	211,834	9,553,713
Kansai Electric Power Co., Inc. (The) (Japan)	11,500	172,682
Kinder Morgan, Inc.	25,339	389,714
National Grid PLC (United Kingdom)	52,370	510,110
NRG Energy, Inc.	126,600	5,013,360
OGE Energy Corp.	55,900	2,190,721
Pinnacle West Capital Corp.	38,137	3,249,272
Public Service Enterprise Group, Inc.	115,500	6,011,775
Red Electrica Corporacion SA (Spain)	5,780	129,104
RWE AG (Germany)	24,293	527,866
Snam SpA (Italy)	103,860	454,452
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	8,310
UGI Corp.	58,950	3,144,983

		60,274,280

Total common stocks (cost $1,709,911,176)		$1,747,879,749

CORPORATE BONDS AND NOTES (10.4%)(a)
		Principal amount	Value
Basic materials (0.8%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$225,000	$229,478
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		115,000	112,700
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		205,000	196,288
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	188,250
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		40,000	41,750
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		250,000	263,400
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		195,000	184,275
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		255,000	224,081
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		195,000	193,050
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		360,000	357,300
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		315,000	293,738
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		470,000	440,625
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		145,000	134,488
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		275,000	258,500
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		580,000	520,550
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		120,000	122,381
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		550,000	546,557
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		260,000	201,500
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		905,000	884,470
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		115,000	103,500
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		190,000	191,425
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		125,000	126,250
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		80,000	72,000
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		430,000	387,000
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	225,313
Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		55,000	48,263
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		88,000	85,360
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	235,000	228,697
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		$495,000	477,640
Dow Chemical Co. (The) 144A sr. unsec. notes 4.80%, 11/30/28		65,000	66,135
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		530,000	434,600
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		195,000	173,550
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		245,000	252,656
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		115,000	87,544
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		610,000	594,750
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		509,000	504,542
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		486,000	457,525
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		225,000	219,938
Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20		249,000	249,623
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		320,000	289,600
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		385,000	390,678
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		235,000	213,914
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		105,000	105,788
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		145,000	133,400
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		205,000	197,825
MEG Energy Corp. 144A sr. unsec. notes 7.875%, 7/15/26		185,000	166,500
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		44,000	45,320
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		170,000	166,175
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		125,000	111,875
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		55,000	54,863
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		19,000	18,859
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		65,000	54,438
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		435,000	384,975
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		185,000	173,900
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		70,000	70,164
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	300,424
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		145,000	148,332
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		240,000	218,400
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		290,000	268,613
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	237,703
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		130,000	125,841
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		225,000	261,563
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		415,000	390,100
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		90,000	85,275
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		75,000	68,906
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		190,000	188,100
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		17,000	16,766
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		255,000	236,474
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		255,000	241,115
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		95,000	90,488
Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		35,000	37,888
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		305,000	285,175
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		280,000	256,200
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		100,000	81,000
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		295,000	271,400
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		195,000	193,050
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		295,000	297,213
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		195,000	196,463
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		495,000	414,814
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	387,225
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		198,000	252,838
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		355,000	434,107
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		215,000	213,925
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		200,000	210,500

			19,367,864
Capital goods (0.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	315,950
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		87,000	88,523
ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23 (Luxembourg)(PIK)		209,138	177,767
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		430,000	426,775
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		110,000	112,613
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		76,000	75,620
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		225,000	222,536
Berry Global, Inc. 144A notes 4.50%, 2/15/26		65,000	59,475
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		105,000	106,673
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		100,000	102,750
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		480,000	452,400
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		305,000	309,956
Covanta Holding Corp. sr. unsec. notes 6.00%, 1/1/27		110,000	98,450
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		135,000	127,238
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	175,725
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		235,000	229,998
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		217,000	210,761
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		150,000	142,380
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		100,000	96,353
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		135,000	118,800
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		385,000	391,256
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	147,140
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		405,000	352,350
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	232,358
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		680,000	629,135
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		399,000	386,255
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28		298,000	297,934
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		210,000	203,700
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	499,156
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		415,000	413,963
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		565,000	555,819
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		145,000	137,750
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		65,000	72,601
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22		560,000	545,724
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		410,000	372,075
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28		410,000	410,262
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		155,000	152,675
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		405,000	398,925
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		200,000	188,500
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		310,000	265,050
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		90,000	85,950
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		375,000	348,750
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		129,000	125,453
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		170,000	151,300
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,920,000	1,884,168
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		215,000	197,800
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		95,000	87,400
Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		350,000	299,688
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		212,000	216,944

			13,700,824
Communication services (0.9%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,340,000	1,213,017
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		505,000	473,746
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		1,065,000	1,024,078
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		392,000	348,054
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25		393,000	370,070
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		56,000	56,700
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		135,000	129,769
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		350,000	348,250
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		795,000	779,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		155,000	150,738
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		942,000	968,319
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		283,000	281,403
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		105,000	95,148
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		179,000	160,650
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		73,000	65,412
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		569,000	508,602
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		120,000	107,267
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		35,000	41,439
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		420,000	411,360
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		175,000	167,443
CommScope Technologies, LLC 144A sr. unsec. notes 6.00%, 6/15/25		210,000	191,100
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		455,000	368,550
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		200,000	184,391
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	236,573
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	295,726
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		166,000	170,824
Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)		20,000	19,912
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		340,000	321,672
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		513,000	470,036
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		138,000	142,140
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		200,000	203,000
CSC Holdings, LLC 144A sr. unsec. notes 7.50%, 4/1/28		245,000	244,388
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		410,000	401,800
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		460,000	495,075
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	254,334
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	156,750
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		720,000	579,600
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		385,000	376,338
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		75,000	75,563
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		190,000	118,266
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		210,000	145,950
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		335,000	293,125
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		580,000	498,800
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		12,000	12,360
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		505,000	506,263
Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		90,000	116,505
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		685,000	703,235
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		1,155,000	1,183,850
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		52,000	52,260
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	225,402
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		250,000	229,375
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		530,000	500,850
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		87,000	88,958
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		418,000	428,973
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		589,000	602,842
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		147,813	145,965
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		90,000	90,900
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		60,000	60,284
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		45,000	43,425
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	73,125
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		235,000	212,675
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		100,000	91,750
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	250,940
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		965,000	851,727
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	322,870
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		790,000	793,247
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		367,000	367,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		395,000	373,275
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		435,000	421,980

			22,694,514
Conglomerates (0.1%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,780,000	2,746,924

			2,746,924
Consumer cyclicals (1.3%)
21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		1,225,000	1,798,547
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		175,000	163,037
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		710,000	685,492
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		290,000	247,950
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		220,000	188,650
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		110,000	96,800
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		65,000	61,588
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		135,000	133,650
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		405,000	413,439
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		321,000	312,982
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		100,000	99,586
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26		115,000	105,419
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		710,000	688,632
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		110,000	102,850
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		125,000	126,250
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		80,000	77,400
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		197,000	186,658
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		215,000	210,700
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		548,000	485,891
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		247,000	219,412
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		57,000	55,223
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		535,000	497,550
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		119,000	117,215
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		70,000	67,200
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		560,000	560,000
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		555,000	498,113
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		370,000	318,200
Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26		40,000	37,800
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		200,000	192,000
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		250,000	244,268
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	699,789
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		80,000	82,200
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		522,000	465,001
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		145,000	140,741
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		802,000	720,053
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		137,000	129,824
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	51,448
Gray Escrow, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		375,000	364,939
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		180,000	167,814
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		155,000	145,313
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,330,000	1,246,876
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		410,000	405,701
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		450,000	423,000
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		395,000	404,472
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		169,000	113,230
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		110,000	107,382
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,260,000	1,244,251
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		60,000	56,250
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,360,000	1,342,257
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		110,000	97,075
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		380,000	330,600
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		500,000	530,000
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		365,000	368,650
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		90,000	92,700
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		135,000	114,075
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	135,625
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		875,000	799,279
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		70,000	70,000
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		255,000	251,813
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		150,000	142,500
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		195,000	190,613
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		155,000	144,731
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		90,000	81,788
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		340,000	332,350
MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		225,000	231,188
MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		140,000	140,175
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		165,000	168,919
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		485,000	468,025
Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		125,000	86,250
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21		159,101	66,822
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		120,000	49,500
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		310,000	289,850
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		140,000	130,900
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		410,000	391,550
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	373,256
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		120,000	117,900
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		65,000	64,350
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		175,000	156,625
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		172,000	171,570
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		140,000	130,200
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		135,000	126,394
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		100,000	58,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		288,000	298,080
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		380,000	365,750
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		200,000	193,268
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25		110,000	102,270
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		330,000	318,450
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		320,000	310,400
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		240,000	247,618
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		185,000	184,075
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		820,000	832,300
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		390,000	365,625
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		157,000	157,393
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,275,000	1,165,032
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		330,000	311,025
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		415,000	391,138
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		110,000	104,467
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		6,000	6,098
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		85,000	81,813
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		340,000	319,175
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,045,000	914,375
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	16,800
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	201,025
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		800,000	750,642
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		270,000	241,389
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		45,000	41,400
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		240,000	214,200
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		115,000	115,575
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		270,000	236,925
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21		210,000	213,080
Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21		80,000	79,211
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		238,000	222,530
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		340,000	303,450
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		195,000	189,638
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		70,000	66,850
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		165,000	152,625
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		195,000	187,200
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		485,000	426,800

			34,534,258
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		310,000	282,100
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		80,000	77,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		215,000	197,800
Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19		5,000	5,168
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		480,000	453,863
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		350,000	334,177
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		285,000	272,888
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		990,000	891,000
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		395,000	336,738
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		230,000	201,250
Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		205,000	187,716
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		9,189	9,807
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		149,884	147,749
Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		145,000	116,725
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		470,000	442,166
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		308,000	382,928
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	247,084
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		190,000	136,800
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		320,000	307,200
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		335,000	315,738
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		315,000	288,225
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28		1,264,000	1,248,358
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		200,000	193,500
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		200,000	193,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	134,850
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46		425,000	350,126
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.438%, 8/10/22		295,000	287,796
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		672,000	645,120
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		60,000	58,350
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		345,000	316,538
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		210,000	191,625
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		115,000	113,419
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		150,000	145,755
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		707,000	690,965
PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46		65,000	57,689
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		370,000	292,300
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		25,000	23,522
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		240,000	238,597

			10,815,832
Energy (1.2%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		60,000	59,850
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		530,000	328,600
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		55,000	52,250
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		126,000	121,590
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		178,000	167,320
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		98,000	95,983
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		330,000	320,100
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		94,000	96,143
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		135,000	122,175
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		110,000	95,150
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	253,889
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	24,083
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	380,723
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		185,000	183,255
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.161%, 9/19/19 (United Kingdom)		435,000	431,122
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		170,000	149,600
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		182,000	123,305
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		475,000	472,625
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		715,000	674,996
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		90,000	75,600
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		195,000	172,088
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		40,000	34,500
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19		720,000	716,112
Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26		330,000	278,850
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		145,000	136,498
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		175,000	154,887
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		120,000	113,600
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		44,000	43,688
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		365,000	313,900
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		245,000	220,500
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		110,000	107,525
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		140,000	137,900
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		150,000	109,125
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		217,000	201,810
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		110,000	88,550
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		385,000	375,375
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		100,000	96,500
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		370,000	377,400
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		130,000	132,275
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		1,360,000	1,122,000
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		155,000	151,590
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		85,000	85,444
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		215,000	219,948
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		190,000	140,600
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		50,000	51,319
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		415,000	398,690
EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		172,000	129,000
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		251,000	111,695
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		155,000	63,938
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		65,000	48,425
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		215,000	190,275
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		650,000	560,353
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		110,000	121,086
FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22		140,000	123,900
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		80,000	86,564
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		425,000	411,188
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		445,000	431,650
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		270,000	232,200
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26		265,000	246,450
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		45,000	42,975
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		80,000	75,600
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		150,000	152,250
Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20		101,000	102,770
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		360,000	272,545
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		35,000	27,780
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		185,000	187,313
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		90,000	88,200
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		110,000	104,500
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		150,000	113,625
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		140,000	119,350
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		75,000	69,750
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		157,000	147,973
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		215,000	181,675
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		490,000	476,745
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	393,745
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,802,000	1,851,555
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		168,000	165,480
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,924,000	1,948,050
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		324,000	331,695
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		240,000	225,600
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		72,000	68,760
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		515,000	75,963
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		256,000	206,013
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		1,125,000	1,124,002
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		250,000	233,000
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		175,000	150,500
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		230,000	222,525
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	72,023
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		40,000	36,400
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		405,000	387,390
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	161,720
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		432,000	433,443
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		310,000	246,450
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		100,000	85,000
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		80,000	8
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		179,000	18
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	541,924
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		110,000	108,888
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		85,000	75,225
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		105,000	91,350
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		145,000	129,775
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		128,000	120,960
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	177,725
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		580,000	577,858
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		195,000	187,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		105,000	98,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		780,000	705,900
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		660,000	569,663
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		175,000	168,875
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		115,000	87,113
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		60,000	59,700
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		380,000	383,230
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		195,000	187,200
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		130,000	121,875
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		201,000	122,610
Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		55,000	33,000
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		205,000	175,788
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		230,000	299,220
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		11,000	13,288
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		432,000	427,420
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		155,000	161,975
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		160,000	144,800
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		60,000	58,350

			29,377,498
Financials (3.0%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		420,000	414,053
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		540,000	531,994
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	14,623
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		1,025,000	968,147
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		405,000	362,225
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		165,000	160,875
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		130,000	128,050
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		407,000	451,770
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		101,000	104,535
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		535,000	532,325
American Express Co. sr. unsec. bonds 8.125%, 5/20/19		750,000	764,182
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		387,000	441,180
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		775,000	758,375
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		900,000	885,460
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	196,250
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		305,000	300,425
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	186,191
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	396,732
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		465,000	460,350
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		75,000	75,938
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		1,055,000	976,556
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		115,000	112,937
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,140,557
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		490,000	489,754
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		100,000	92,600
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		685,000	670,025
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		505,000	498,408
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,020,000	1,001,695
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	90,270
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		215,000	216,728
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		325,000	326,217
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		970,000	938,718
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		190,000	199,122
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		170,000	175,005
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		489,000	518,484
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		190,000	182,804
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		236,000	245,846
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		339,000	347,576
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		87,000	85,260
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		423,000	413,483
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		87,000	85,804
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		235,000	221,854
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		835,000	823,899
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		1,510,000	1,457,012
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	221,870
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		315,000	303,602
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		160,000	157,910
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		1,175,000	1,162,421
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		260,000	247,650
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	548,844
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		985,000	976,316
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,610,000	1,577,699
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)		350,000	385,529
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		85,000	86,700
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		173,000	172,568
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		490,000	462,438
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		795,000	739,597
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		730,000	699,447
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		725,000	721,885
Digital Realty Trust LP company guaranty sr. unsec. notes 3.40%, 10/1/20(R)		280,000	279,106
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	120,450
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		235,000	218,550
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		955,000	917,646
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		385,000	384,488
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		156,000	135,525
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	235,839
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		195,000	166,725
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	231,525
GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)		170,000	151,012
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	193,538
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		130,000	128,571
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		170,000	172,125
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		865,000	832,466
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		1,285,000	1,208,732
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,900,000	1,864,432
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		930,000	924,125
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	138,338
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		100,000	104,264
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		523,000	478,832
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		110,000	107,136
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		130,000	127,966
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		255,000	230,138
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		345,000	347,642
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20		640,000	633,801
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		155,000	153,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		150,000	148,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		92,000	91,885
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		174,000	170,520
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		225,000	235,257
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		146,000	150,563
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		100,000	96,750
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		100,000	93,490
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		149,000	148,069
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		704,000	695,201
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,485,000	1,314,466
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,256,266
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		285,000	284,262
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	157,598
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		355,000	371,129
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		614,000	669,260
Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)		210,000	165,714
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		200,000	193,125
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		345,000	323,438
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		305,000	302,192
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		985,000	1,011,058
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		940,000	921,477
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21		100,000	103,183
Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		307,000	303,932
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		155,000	152,594
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		523,000	519,682
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		100,000	99,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		90,000	78,750
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		145,000	147,938
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		800,000	802,918
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	253,718
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		470,000	444,827
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		1,365,000	1,297,293
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		860,000	853,545
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.457%, 12/9/19 (Australia)		725,000	727,222
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		1,180,000	1,163,704
National Australia Bank, Ltd./New York sr. unsec. notes 2.875%, 4/12/23 (Australia)		250,000	244,119
National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)		725,000	715,478
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		310,000	302,250
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		250,000	220,594
Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		365,000	355,361
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		515,000	499,558
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		570,000	560,871
Protective Life Global Funding 144A notes 2.262%, 4/8/20		520,000	514,290
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		295,000	265,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		171,000	168,649
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		378,000	354,375
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		365,000	352,371
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,095,000	1,083,701
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	293,381
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	202,950
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		215,000	205,016
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		280,000	263,826
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		355,000	348,088
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)		3,655,000	3,618,111
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	98,175
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		210,000	187,950
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		90,000	90,214
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		265,000	238,500
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,060,000	1,036,604
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		255,000	248,478
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		225,000	181,058
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		507,000	480,093
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		375,000	378,750
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		630,000	620,733
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)		1,045,000	1,011,430
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		508,000	501,798
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	197,589
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		245,000	224,935
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		410,000	414,509
VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)		85,000	84,859
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		400,000	398,000
Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		65,000	63,050
Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		200,000	195,500
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		440,000	434,500
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,225,000	1,213,126
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		220,000	223,598
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,530,000	2,502,872
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		245,000	237,075
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		410,000	363,875
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		95,000	95,915

			76,435,018
Health care (0.9%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		124,000	118,939
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		820,000	812,217
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		480,000	400,800
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		121,000	119,069
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		270,000	263,580
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	216,703
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		345,000	346,091
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	315,319
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		265,000	140,450
AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)		270,000	322,669
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	235,000	253,939
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$75,000	69,938
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		200,000	199,000
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		340,000	296,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		148,000	136,900
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		11,000	10,835
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		270,000	272,700
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		90,000	90,450
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47		916,000	861,548
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27		786,000	743,429
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		465,000	466,218
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		270,000	251,775
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		245,000	250,819
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		180,000	177,750
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		105,000	102,113
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		555,000	504,384
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		517,000	235,235
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		337,000	246,010
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23		672,000	669,762
Cigna Holding Co. sr. unsec. unsub. notes 4.50%, 3/15/21		235,000	240,119
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		320,000	330,166
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48		440,000	427,948
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,320,000	1,264,897
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28		1,215,000	1,236,354
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		310,000	222,425
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		75,000	56,625
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		220,000	218,350
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		502,000	514,550
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		690,000	653,775
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		48,000	50,880
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		180,000	172,260
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		130,000	139,100
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		125,000	86,563
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	379,369
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		140,000	135,100
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		55,000	50,188
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	651,647
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		530,000	506,813
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		359,000	364,330
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		227,000	204,300
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	294,489
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	556,652
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		168,000	168,420
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		270,000	253,800
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		445,000	440,550
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		435,000	394,501
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		305,000	288,322
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		105,000	100,538
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		174,000	176,175
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		145,000	145,363
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		300,000	290,682
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	192,643
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		310,000	318,919
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	234,548
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	748,065
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.15%, 6/15/21		750,000	750,994
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		245,000	239,930
Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		240,000	240,000
Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		215,000	208,013
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		130,000	125,125
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		85,000	82,025
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		335,000	328,203

			23,379,008
Technology (0.8%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	277,274
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		515,000	513,191
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		655,000	652,715
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		150,000	150,861
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19		2,325,000	2,320,130
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		262,000	266,079
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	297,347
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		305,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		395,000	361,425
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		785,000	704,227
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		705,000	610,817
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		300,000	279,655
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,611,000	1,618,285
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		250,000	254,375
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		187,000	202,482
Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26		80,000	73,400
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		230,000	228,486
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25		48,000	49,931
First Data Corp. 144A notes 5.75%, 1/15/24		400,000	390,000
First Data Corp. 144A sr. notes 5.375%, 8/15/23		180,000	176,850
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		510,000	508,978
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		390,000	367,962
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		333,000	259,740
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		505,000	491,113
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		335,000	323,995
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		65,000	65,195
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		465,000	574,912
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23		835,000	812,162
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	867,083
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41		60,000	70,883
Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19		250,000	251,607
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		194,000	185,849
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,650,000	1,602,920
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		550,000	509,719
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		355,000	345,200
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		1,875,000	1,866,147
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		200,000	186,000
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		85,000	81,175
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		660,000	663,488
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		130,000	138,450
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		470,000	434,750
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		425,000	395,250
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		125,000	110,877
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		945,000	819,788

			21,360,773
Transportation (—%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	222,559
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		51,742	53,437
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		45,000	43,743
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	105,606
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	207,224
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		136,841	135,141
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		356,000	356,890

			1,124,600
Utilities and power (0.5%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		435,000	431,738
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		59,000	57,673
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		105,000	102,375
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		470,000	451,200
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	518,221
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		465,000	496,671
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42		35,000	35,706
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		355,000	318,622
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36		7,000	8,379
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		240,000	219,600
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		145,000	132,313
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		34,000	33,320
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		30,000	32,363
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	126,661
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		390,000	383,940
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	415,415
Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		64,000	67,520
Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		135,000	145,800
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		5,000	6,116
Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)		165,000	165,327
Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		303,000	287,331
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	207,653
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		1,273,000	1,295,278
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27		110,000	107,250
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		700,000	620,466
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		865,000	939,695
GenOn Energy, Inc. sr. unsec. notes 9.875%, 10/15/20		143,000	54,729
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 3 Month + 6.50%), 9.392%, 12/1/23		31,001	30,381
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		240,000	233,640
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		255,000	243,754
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		270,000	269,297
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		155,000	151,247
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		625,000	607,335
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		157,000	187,930
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		235,000	293,908
Nevada Power Co. mtge. notes 7.125%, 3/15/19		115,000	115,877
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		360,000	300,150
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		185,000	192,631
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		285,000	287,138
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		100,000	96,000
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		205,000	198,011
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	51,137
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22		80,000	81,949
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	384,441
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		170,000	171,570
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	14,840
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	89,392
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		90,000	270
Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20		20,000	21,009
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		295,000	283,938

			11,967,207

Total corporate bonds and notes (cost $278,880,390)			$267,504,320

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67	$213,213	$229,197
4.627%, 6/20/67	100,594	106,882
4.507%, 3/20/67	96,482	103,356
4.00%, with due dates from 3/15/46 to 3/20/46	880,060	905,137
3.50%, TBA, 1/1/49	1,000,000	1,006,797
3.50%, with due dates from 7/20/47 to 11/20/47	32,389,431	32,639,943

		34,991,312
U.S. Government Agency Mortgage Obligations (3.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 5/1/48	9,876,837	10,075,553
3.00%, 2/1/47	875,030	854,043
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/49	5,000,000	5,375,781
4.50%, with due dates from 2/1/39 to 4/1/39	54,815	57,351
4.00%, TBA, 1/1/49	13,000,000	13,250,859
4.00%, with due dates from 8/1/47 to 1/1/57(FWC)	7,125,840	7,274,714
3.50%, with due dates from 12/1/47 to 6/1/56	28,382,138	28,379,449
3.00%, with due dates from 12/1/31 to 3/1/47	27,535,189	27,109,776
3.00%, TBA, 1/1/34	5,000,000	4,990,625

		97,368,151

Total U.S. government and agency mortgage obligations (cost $134,314,263)		$132,359,463

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
3.625%, 8/15/19(i)	$188,000	$191,764
2.125%, 5/15/25(i)	129,000	125,913
2.00%, 7/31/20(i)	174,000	174,021

Total U.S. treasury obligations (cost $491,698)		$491,698

MORTGAGE-BACKED SECURITIES (1.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.206%, 10/25/27 (Bermuda)	$483,060	$480,645
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.856%, 8/25/28 (Bermuda)	463,000	460,685
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.917%, 11/25/28	660,000	657,113
Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.795%, 11/15/35	55,294	77,649
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.173%, 12/15/36	31,271	40,064
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.495%, 3/15/35	44,262	55,424
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.671%, 6/15/34	42,508	48,141
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.656%, 11/25/28	429,400	496,204
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.256%, 10/25/24	270,669	296,329
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 7.156%, 10/25/28	250,000	280,950
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.356%, 4/25/28	1,661,405	1,705,166
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 5.106%, 12/25/27	561,995	570,152
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.706%, 10/25/28	227,755	229,199
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.706%, 3/25/25	11,718	11,731
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.495%, 3/15/41	1,279,574	206,881
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.456%, 5/25/25	188,127	191,054
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,512	1,087
Ser. 1208, Class F, PO, zero %, 2/15/22	113	108
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.863%, 7/25/36	14,637	23,851
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.377%, 3/25/36	27,371	39,880
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.01%, 6/25/37	45,951	63,513
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.731%, 8/25/35	31,558	39,246
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.506%, 9/25/28	380,000	433,040
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.406%, 11/25/24	266,718	297,581
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.406%, 7/25/24	313,715	327,223
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.856%, 1/25/29	34,775	34,817
FRB Ser. 01-50, Class B1, IO, 0.378%, 10/25/41(WAC)	457,023	1,965
FRB Ser. 02-W8, Class 1, IO, 0.303%, 6/25/42(WAC)	324,398	2,628
Ser. 01-79, Class BI, IO, 0.284%, 3/25/45(WAC)	212,800	1,809
Ser. 03-34, Class P1, PO, zero %, 4/25/43	12,543	10,411
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,652,476	353,217
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	484,319	106,744
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	94,262	11,800
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	103,514	20,703
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.58%, 6/20/43	1,283,937	233,437
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,942,366	323,072
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,519,238	176,201
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	2,311,221	159,012
Ser. 15-H25, Class BI, IO, 2.12%, 10/20/65(WAC)	4,866,129	438,249
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)	2,661,076	230,111
Ser. 15-H24, Class BI, IO, 1.602%, 8/20/65(WAC)	5,527,106	242,065
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.106%, 10/25/28 (Bermuda)	341,000	340,094

		9,719,251
Commercial mortgage-backed securities (1.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.211%, 1/15/49(WAC)	235,747	275
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.324%, 7/10/42(WAC)	8,014	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	792,953	8
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.441%, 11/10/41(WAC)	97,079	236
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	888,807	9
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	1,659	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)	253,182	179,721
FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39(WAC) (In default)(NON)	261,000	32,956
FRB Ser. 06-PW14, Class X1, IO, 0.314%, 12/11/38(WAC)	176,770	1,814
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.352%, 7/15/29(WAC)	19,285	269
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.752%, 12/11/49(WAC)	8,191	1
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.756%, 12/15/47(WAC)	154,000	160,115
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47(WAC)	562,000	547,517
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	262,000	270,065
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	420,000	434,159
FRB Ser. 14-GC21, Class XA, IO, 1.192%, 5/10/47(WAC)	4,337,214	212,529
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class D, 4.422%, 4/10/46(WAC)	374,000	363,014
FRB Ser. 12-GC8, Class XA, IO, 1.80%, 9/10/45(WAC)	4,805,474	253,090
FRB Ser. 06-C5, Class XC, IO, 0.495%, 10/15/49(WAC)	3,849,532	39
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.731%, 7/15/47(WAC)	354,000	356,032
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	408,000	424,944
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	341,000	342,353
FRB Ser. 13-CR11, Class XA, IO, 1.095%, 8/10/50(WAC)	8,269,360	316,311
FRB Ser. 14-CR17, Class XA, IO, 1.078%, 5/10/47(WAC)	7,630,671	331,492
FRB Ser. 14-UBS6, Class XA, IO, 0.954%, 12/10/47(WAC)	6,552,962	257,164
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.126%, 7/10/46(WAC)	781,000	796,742
FRB Ser. 06-C8, Class XS, IO, 0.44%, 12/10/46(WAC)	2,342,572	23
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.605%, 2/15/40(WAC)	4,852,880	19,070
FRB Ser. 07-C2, Class AX, IO, 0.04%, 1/15/49(WAC)	1,583,581	16
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.011%, 5/15/38(WAC)	51,357	365
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	1,179,000	1,041,822
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)	1,609,000	1,652,903
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.087%, 12/10/49(WAC)	6,305,611	5,747
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.982%, 5/10/43(WAC)	15,245	—
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	435,000	435,362
FRB Ser. 13-GC10, Class XA, IO, 1.518%, 2/10/46(WAC)	4,898,605	278,143
FRB Ser. 14-GC22, Class XA, IO, 0.99%, 6/10/47(WAC)	8,153,213	309,397
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	364,000	369,859
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	40,000	38,964
FRB Ser. 11-GC3, Class C, 5.637%, 3/10/44(WAC)	406,000	420,169
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	472,000	494,333
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.558%, 9/15/47(WAC)	653,000	635,636
FRB Ser. 13-C17, Class XA, IO, 0.80%, 1/15/47(WAC)	7,133,390	221,135
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	297,000	292,141
FRB Ser. 13-LC11, Class XA, IO, 1.271%, 4/15/46(WAC)	13,909,258	625,917
FRB Ser. 06-CB17, Class X, IO, 0.631%, 12/12/43(WAC)	367,767	4,915
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	2,867,730	3,571
FRB Ser. 07-LDPX, Class X, IO, 0.142%, 1/15/49(WAC)	1,464,685	15
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45(WAC)	943,000	842,835
FRB Ser. 13-C16, Class D, 5.028%, 12/15/46(WAC)	257,000	254,671
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45(WAC)	458,000	440,894
FRB Ser. 12-LC9, Class D, 4.37%, 12/15/47(WAC)	165,000	163,870
FRB Ser. 05-CB12, Class X1, IO, 0.361%, 9/12/37(WAC)	224,642	242
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.182%, 2/15/40(WAC)	38,638	4
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.685%, 9/15/39(WAC)	2,067,238	28,161
FRB Ser. 05-C5, Class XCL, IO, 0.507%, 9/15/40(WAC)	485,999	2,443
FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40(WAC)	168,755	329
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.128%, 4/20/48(WAC)	1,044,000	985,223
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.904%, 8/12/39(WAC)	56,360	1
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	74,900	2
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44(WAC)	1,782	226
FRB Ser. 06-C4, Class X, IO, 6.235%, 7/15/45(WAC)	24,207	716
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)	309,000	305,895
FRB Ser. 14-C17, Class C, 4.457%, 8/15/47(WAC)	708,000	694,042
Ser. 12-C6, Class AS, 3.476%, 11/15/45	667,000	673,012
FRB Ser. 14-C17, Class XA, IO, 1.19%, 8/15/47(WAC)	5,470,604	199,486
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.61%, 11/15/45(WAC)	450,000	451,406
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	115,373	31,688
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.154%, 7/15/49(WAC)	231,000	233,520
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.07%, 12/15/50(WAC)	4,204,534	291,311
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49(WAC)	284,000	288,406
FRB Ser. 12-C4, Class XA, IO, 1.64%, 12/10/45(WAC)	5,150,335	254,966
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.226%, 10/15/44(WAC)	222,697	220,620
FRB Ser. 06-C29, IO, 0.279%, 11/15/48(WAC)	1,225,905	49
FRB Ser. 07-C34, IO, 0.107%, 5/15/46(WAC)	634,603	206
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.045%, 6/15/45(WAC)	21,980	4
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.287%, 7/15/46(WAC)	319,000	327,870
FRB Ser. 13-LC12, Class C, 4.287%, 7/15/46(WAC)	408,000	390,866
FRB Ser. 14-LC16, Class XA, IO, 1.331%, 8/15/50(WAC)	12,547,427	514,445
FRB Ser. 16-LC25, Class XA, IO, 1.017%, 12/15/59(WAC)	2,605,345	138,696
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46(WAC)	655,000	580,705
WF-RBS Commercial Mortgage Trust
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	315,000	324,426
Ser. 13-C11, Class AS, 3.311%, 3/15/45	280,000	276,631
FRB Ser. 14-C24, Class XA, IO, 0.873%, 11/15/47(WAC)	9,952,100	358,820
FRB Ser. 14-C22, Class XA, IO, 0.847%, 9/15/57(WAC)	23,183,636	835,631
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.683%, 3/15/44(WAC)	819,000	724,526
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)	515,000	515,372
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)	796,000	793,453
FRB Ser. 13-C15, Class D, 4.473%, 8/15/46(WAC)	437,000	375,696
FRB Ser. 12-C9, Class XA, IO, 1.885%, 11/15/45(WAC)	4,313,671	252,350
FRB Ser. 12-C10, Class XA, IO, 1.565%, 12/15/45(WAC)	3,717,375	183,036
FRB Ser. 12-C9, Class XB, IO, 0.685%, 11/15/45(WAC)	10,038,000	243,923

		25,331,032
Residential mortgage-backed securities (non-agency) (0.5%)
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 3.145%, 4/20/35	570,000	551,432
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.538%, 5/25/35(WAC)	550,382	561,897
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.097%, 6/25/46	1,093,312	1,004,015
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.80%, 11/20/35	604,446	569,075
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.696%, 8/25/46	1,310,431	1,114,850
FRB Ser. 05-27, Class 1A1, 2.393%, 8/25/35(WAC)	199,801	171,489
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.406%, 10/25/28	892,942	1,009,868
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.206%, 4/25/28	1,002,474	1,128,556
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.056%, 4/25/28	1,666,813	1,856,700
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.506%, 7/25/25	261,375	285,728
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.806%, 2/25/25	163,724	176,751
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%, 4/25/29	50,000	54,926
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.506%, 5/25/25	263,290	283,735
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 3.306%, 2/25/34	515,323	500,653
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.677%, 2/25/35(WAC)	223,698	230,192
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 3.331%, 8/25/34	168,334	167,493
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.141%, 8/26/47(WAC)	160,000	156,293
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 3.631%, 10/25/33	230,237	229,887
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.556%, 10/25/34	410,000	403,665
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.356%, 5/25/47	858,471	715,191
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.666%, 4/25/36	115,648	115,247
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 4.038%, 10/25/35(WAC)	737,463	718,567
FRB Ser. 07-HY2, Class 1A1, 3.645%, 12/25/36(WAC)	339,078	323,767
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.466%, 7/25/45	294,552	285,362
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.426%, 10/25/44	518,443	502,268
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.906%, 8/25/45	455,738	441,519

		13,559,126

Total mortgage-backed securities (cost $49,462,631)		$48,609,409

COMMODITY LINKED NOTES (1.3%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$34,296,000	$34,323,670

Total commodity Linked Notes (cost $34,296,000)		$34,323,670

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)	$250,000	$183,163
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)	1,935,000	1,552,838
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)	185,000	131,850
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)	200,000	174,500
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)	525,000	507,449
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)	400,000	286,000
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)	230,000	225,446
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)	944,000	784,307
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	820,000	785,775
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)	675,000	550,125
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)	189,000	166,320
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	925,000	936,563
Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)	430,000	431,613
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	202,500
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)	300,000	328,125
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	680,513
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	275,025
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	375,000	310,781
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	350,000	320,688
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,141,000	1,153,456
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	600,000	567,000
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	336,059
Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)	270,000	251,667
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	275,000	236,500
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)	865,000	836,708
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	460,000	101,775
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	745,000	171,350

Total foreign government and agency bonds and notes (cost $13,672,735)		$12,488,096

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.306%, 11/25/50	$1,271,000	$1,271,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.131%, 11/25/51	314,000	314,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.215%, 4/24/19	2,690,000	2,690,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.015%, 9/24/19	1,945,000	1,945,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.015%, 7/24/19	2,117,000	2,117,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.982%, 2/24/20	2,129,000	2,129,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.106%, 1/25/46	1,131,531	1,121,330

Total asset-backed securities (cost $11,592,980)		$11,587,330

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Al Rajhi Bank 144A (Saudi Arabia)	2/21/19	$0.00	76,696	$1,788,858
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	3/6/19	0.00	69,533	1,501,312
Halcon Resources Corp.	9/9/20	14.04	2,341	52
Han's Laser Technology Industry Group Co., Ltd. 144A (China)	9/27/19	0.00	145,400	642,956
National Bank of Kuwait SAKP 144A (Kuwait)	11/13/19	0.00	508,510	1,397,816
Samba Financial Group 144A (Saudi Arabia)	7/15/19	0.00	172,876	1,446,970
Wuliangye Yibin Co., Ltd. 144A (China)	4/12/19	0.00	218,400	1,618,508

Total warrants (cost $9,074,386)				$8,396,472

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.701%, 12/15/24	$336,339	$324,778
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.732%, 6/21/24	433,400	409,780
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	330,000	306,900
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	89,466	85,440
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.869%, 6/30/24	243,149	225,672
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 10/25/23	128,299	114,314
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.272%, 4/16/21	101,490	99,968
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.272%, 3/31/24	124,219	117,775
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24	265,000	255,725
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.477%, 10/16/23	133,956	126,588
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	115,878	94,440
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	438	403
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	540,663	517,685
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.63%, 10/25/20	192,898	163,240
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.582%, 11/3/23	114,005	99,698
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%, 9/7/23	178,293	125,474
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.563%, 2/28/26	170,000	154,700
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.063%, 2/28/25	178,650	160,785
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 3/28/25	401,851	369,451

Total senior loans (cost $4,022,049)		$3,752,816

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.34	$21,858,243	GBP	17,149,100	$364,115
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 108.00	44,294,500		$44,294,500	218,283
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	24,280,900		24,280,900	128,519
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.80	10,565,362	EUR	9,221,350	84,554

Total purchased options outstanding (cost $997,121)					$795,471

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	7,578	$202,073
Nine Point Energy 6.75% cv. pfd.	34	39,997

Total convertible preferred stocks (cost $172,507)		$242,070

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,720	$170,352

Total preferred stocks (cost $168,119)		$170,352

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$120,000	$96,902

Total convertible bonds and notes (cost $111,680)		$96,902

SHORT-TERM INVESTMENTS (13.6%)(a)
		Principal amount/ shares	Value
CRC Funding, LLC asset backed commercial paper 2.842%, 3/20/19		$14,750,000	$14,659,694
Fairway Finance Co., LLC asset backed commercial paper 2.711%, 2/11/19		6,100,000	6,081,326
Liberty Street Funding, LLC asset backed commercial paper 2.840%, 3/13/19		8,000,000	7,956,064
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.823%, 3/20/19		10,000,000	9,937,590
Regency Markets No. 1, LLC asset backed commercial paper 2.586%, 1/15/19		8,000,000	7,991,634
Victory Receivables Corp. asset backed commercial paper 2.830%, 3/12/19		14,750,000	14,668,103
Interest in $92,226,000 joint tri-party repurchase agreement dated 12/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 1/2/19 - maturity value of $17,174,862 for an effective yield of 3.000% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 3/20/47, valued at $94,070,521)		17,172,000	17,172,000
Putnam Cash Collateral Pool, LLC 2.58%(AFF)	Shares	11,219,715	11,219,715
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	231,866,613	231,866,613
U.S. Treasury Bills 2.548%, 6/13/19(SEG)		$431,002	426,265
U.S. Treasury Bills 2.543%, 6/6/19(SEG)(SEGSF)(SEGCCS)		1,504,000	1,488,167
U.S. Treasury Bills 2.528%, 6/20/19(SEGSF)		470,000	464,611
U.S. Treasury Bills 2.520%, 6/27/19(SEGSF)(SEGCCS)		248,001	245,045
U.S. Treasury Bills 2.479%, 4/11/19(SEG)		434,000	431,132
U.S. Treasury Bills 2.465%, 4/18/19(SEGSF)(SEGCCS)(SEGTBA)		565,001	561,017
U.S. Treasury Bills 2.419%, 2/19/19(SEGSF)(SEGCCS)		640,000	637,975
U.S. Treasury Bills 2.407%, 3/14/19(SEG)(SEGCCS)		3,712,000	3,694,548
U.S. Treasury Bills 2.397%, 2/21/19(SEG)(SEGSF)(SEGCCS)		835,000	832,260
U.S. Treasury Bills 2.389%, 3/21/19(SEGSF)(SEGCCS)		490,000	487,514
U.S. Treasury Bills 2.380%, 3/7/19(SEG)(SEGSF)(SEGCCS)		725,000	721,931
U.S. Treasury Bills 2.366%, 2/14/19(SEG)(SEGSF)(SEGCCS)		3,926,000	3,914,770
U.S. Treasury Bills 2.355%, 2/7/19(SEG)		2,494,000	2,488,105
U.S. Treasury Bills 2.330%, 1/24/19(SEGSF)(SEGCCS)		352,000	351,509
U.S. Treasury Bills 2.298%, 1/17/19(SEG)(SEGCCS)		5,166,000	5,161,082
U.S. Treasury Bills 2.271%, 1/10/19(SEG)(SEGSF)(SEGCCS)		6,506,000	6,502,741

Total short-term investments (cost $349,962,935)			$349,961,411
TOTAL INVESTMENTS

Total investments (cost $2,597,130,670)			$2,618,659,229

	FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $318,967,846) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$453,022	$555,826	$(102,804)
		Brazilian Real	Buy	1/3/19	2,800,697	2,827,507	(26,810)
		Brazilian Real	Sell	1/3/19	2,800,697	2,774,390	(26,307)
		British Pound	Buy	3/20/19	5,650,492	5,667,042	(16,550)
		Canadian Dollar	Sell	1/16/19	4,790,224	5,254,139	463,915
		Euro	Buy	3/20/19	10,218,600	10,160,376	58,224
		Hong Kong Dollar	Sell	2/20/19	10,288,536	10,290,858	2,322
		Japanese Yen	Buy	2/20/19	548,956	522,200	26,756
		New Zealand Dollar	Sell	1/16/19	2,503,667	2,504,859	1,192
		South Korean Won	Buy	2/20/19	2,822,133	2,830,267	(8,134)
		South Korean Won	Sell	2/20/19	2,827,666	2,768,285	(59,381)
	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	24,166	69,143	(44,977)
		British Pound	Sell	3/20/19	2,016,762	2,019,904	3,142
		Canadian Dollar	Buy	1/16/19	2,728,300	2,827,225	(98,925)
		Euro	Sell	3/20/19	2,872,717	2,850,718	(21,999)
		Norwegian Krone	Buy	3/20/19	2,199,845	2,248,830	(48,985)
		Singapore Dollar	Buy	2/20/19	72,861	69,734	3,127
		Swiss Franc	Buy	3/20/19	5,229,863	5,181,575	48,288
	Citibank, N.A.
		Australian Dollar	Buy	1/16/19	8,303,049	8,473,462	(170,413)
		Canadian Dollar	Buy	1/16/19	5,233,108	5,390,308	(157,200)
		Danish Krone	Buy	3/20/19	6,219,890	6,195,000	24,890
		Euro	Sell	3/20/19	620,161	616,135	(4,026)
		Japanese Yen	Sell	2/20/19	2,265,103	2,198,507	(66,596)
		New Zealand Dollar	Sell	1/16/19	419,863	412,519	(7,344)
		Norwegian Krone	Sell	3/20/19	1,271,984	1,256,897	(15,087)
		South Korean Won	Buy	2/20/19	76,688	51,916	24,772
	Credit Suisse International
		Australian Dollar	Buy	1/16/19	7,388,410	7,537,587	(149,177)
		Canadian Dollar	Buy	1/16/19	2,781,353	3,050,240	(268,887)
		Euro	Sell	3/20/19	4,594,939	4,568,643	(26,296)
		Japanese Yen	Sell	2/20/19	1,481,624	1,438,009	(43,615)
		New Zealand Dollar	Sell	1/16/19	3,074,046	3,030,527	(43,519)
	Goldman Sachs International
		Australian Dollar	Sell	1/16/19	8,769,105	9,025,418	256,313
		Brazilian Real	Buy	1/3/19	2,800,697	2,831,416	(30,719)
		Brazilian Real	Sell	1/3/19	2,800,697	2,800,155	(542)
		Brazilian Real	Buy	4/2/19	2,782,314	2,781,713	601
		Brazilian Real	Sell	4/2/19	2,782,314	2,757,685	(24,629)
		Canadian Dollar	Sell	1/16/19	1,878,294	1,975,530	97,236
		Chinese Yuan (Offshore)	Buy	2/20/19	7,269,446	7,168,722	100,724
		Euro	Sell	3/20/19	5,226,402	5,204,082	(22,320)
		New Taiwan Dollar	Buy	2/20/19	2,620	26,999	(24,379)
		New Zealand Dollar	Buy	1/16/19	15,115,789	15,585,615	(469,826)
		Norwegian Krone	Buy	3/20/19	12,269,109	12,597,058	(327,949)
		South African Rand	Buy	1/16/19	41,647	202,923	(161,276)
		South Korean Won	Buy	2/20/19	5,817,921	5,799,452	18,469
		Swedish Krona	Sell	3/20/19	4,271,282	4,213,088	(58,194)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/16/19	535,242	318,521	(216,721)
		British Pound	Buy	3/20/19	4,826,337	4,808,300	18,037
		Canadian Dollar	Sell	1/16/19	1,838,359	1,805,555	(32,804)
		Chinese Yuan (Offshore)	Buy	2/20/19	3,403,975	3,394,675	9,300
		Euro	Sell	3/20/19	1,565,049	1,542,094	(22,955)
		Japanese Yen	Sell	2/20/19	3,554,251	3,472,624	(81,627)
		Mexican Peso	Sell	1/16/19	71,131	50,240	(20,891)
		New Zealand Dollar	Buy	1/16/19	7,009,771	6,901,730	108,041
		Norwegian Krone	Buy	3/20/19	2,737,198	2,861,747	(124,549)
		Swedish Krona	Sell	3/20/19	1,383,119	1,353,029	(30,090)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	6,751,432	6,873,373	(121,941)
		British Pound	Sell	3/20/19	716,178	617,117	(99,061)
		Canadian Dollar	Sell	1/16/19	3,926,810	3,984,398	57,588
		Euro	Sell	3/20/19	3,782,433	3,751,321	(31,112)
		Japanese Yen	Buy	2/20/19	2,554,761	2,537,024	17,737
		New Zealand Dollar	Buy	1/16/19	77,406	38,706	38,700
		Norwegian Krone	Sell	3/20/19	2,098,200	2,080,047	(18,153)
		Singapore Dollar	Buy	2/20/19	2,527,711	2,528,663	(952)
		Swedish Krona	Sell	3/20/19	8,926,641	8,881,809	(44,832)
		Swiss Franc	Buy	3/20/19	5,212,751	5,164,443	48,308
	NatWest Markets PLC
		Australian Dollar	Buy	1/16/19	4,475,192	4,600,824	(125,632)
		Canadian Dollar	Sell	1/16/19	85,148	124,804	39,656
		Euro	Buy	3/20/19	5,257,537	5,238,690	18,847
		Japanese Yen	Buy	2/20/19	1,039,836	1,073,787	(33,951)
		New Zealand Dollar	Sell	1/16/19	5,649,279	5,649,327	48
		Norwegian Krone	Buy	3/20/19	2,862,052	2,967,673	(105,621)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/16/19	1,585,717	1,659,198	(73,481)
		Canadian Dollar	Sell	1/16/19	9,284,633	9,560,520	275,887
		Euro	Sell	3/20/19	5,178,546	5,140,778	(37,768)
		Japanese Yen	Buy	2/20/19	852,162	873,589	(21,427)
		New Zealand Dollar	Sell	1/16/19	6,032,352	5,960,610	(71,742)
		Norwegian Krone	Buy	3/20/19	2,290,953	2,427,318	(136,365)
		Swedish Krona	Sell	3/20/19	6,858,548	6,792,420	(66,128)
	UBS AG
		Australian Dollar	Sell	1/16/19	88,702	129,156	40,454
		British Pound	Sell	3/20/19	2,954,012	2,959,468	5,456
		Canadian Dollar	Buy	1/16/19	1,333,997	1,357,560	(23,563)
		Euro	Sell	3/20/19	5,163,671	5,116,755	(46,916)
		New Zealand Dollar	Sell	1/16/19	3,033,833	3,062,632	28,799
		Norwegian Krone	Buy	3/20/19	3,840,579	3,924,557	(83,978)
	WestPac Banking Corp.
		Australian Dollar	Sell	1/16/19	2,745,396	2,810,651	65,255
		Canadian Dollar	Sell	1/16/19	5,188,702	5,268,384	79,682
		New Zealand Dollar	Buy	1/16/19	651,545	691,245	(39,700)

	Unrealized appreciation						1,981,766

	Unrealized (depreciation)						(4,238,826)

	Total						$(2,257,060)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	1,811	$122,111,981	$122,151,950	Mar-19	$(7,871,879)
S&P 500 Index E-Mini (Long)	1,599	200,422,658	200,290,740	Mar-19	(11,507,859)
S&P Mid Cap 400 Index E-Mini (Long)	316	52,552,064	52,525,520	Mar-19	(3,143,647)
Tokyo Price Index (Long)	186	25,354,750	25,344,738	Mar-19	(1,360,911)
U.S. Treasury Bond 30 yr (Long)	78	11,388,000	11,388,000	Mar-19	514,805
U.S. Treasury Bond Ultra 30 yr (Long)	152	24,419,750	24,419,750	Mar-19	1,347,290
U.S. Treasury Bond Ultra 30 yr (Short)	6	963,938	963,938	Mar-19	(52,887)
U.S. Treasury Note 2 yr (Long)	251	53,290,438	53,290,438	Mar-19	325,092
U.S. Treasury Note 2 yr (Short)	212	45,010,250	45,010,250	Mar-19	(278,096)
U.S. Treasury Note 5 yr (Long)	505	57,917,188	57,917,188	Mar-19	875,084
U.S. Treasury Note 5 yr (Short)	403	46,219,063	46,219,063	Mar-19	(715,173)
U.S. Treasury Note 10 yr (Long)	247	30,137,859	30,137,859	Mar-19	661,037
U.S. Treasury Note 10 yr (Short)	928	113,230,500	113,230,500	Mar-19	(2,495,856)
U.S. Treasury Note Ultra 10 yr (Long)	6	780,469	780,469	Mar-19	23,097

Unrealized appreciation					3,746,405

Unrealized (depreciation)					(27,426,308)

Total					$(23,679,903)

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $400,844) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.44	$32,787,364	GBP	25,723,650	$119,738
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 105.00	44,294,500		$44,294,500	56,653
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	24,280,900		24,280,900	45,600
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.60	15,848,071	EUR	13,832,050	45,833

Total					$267,824

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18 (proceeds receivable $13,615,781) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.00%, 1/1/49	$2,000,000	1/14/19	$2,038,594
Federal National Mortgage Association, 3.50%, 1/1/49	3,000,000	1/14/19	2,998,594
Federal National Mortgage Association, 3.00%, 1/1/49	8,000,000	1/14/19	7,803,750
Government National Mortgage Association, 4.00%, 1/1/49	1,000,000	1/23/19	1,023,984

Total			$13,864,922

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$406,000	$10,380		$(6,698)	12/20/28	3 month USD-LIBOR-BBA — Quarterly	2.9585% — Semiannually	$3,657
		4,775,900	112,969	(E)	(100,487)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	12,482
		2,438,500	57,680	(E)	51,291	3/18/49	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,389)
		6,895,200	80,826	(E)	(45,513)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	35,313
		35,488,000	415,990	(E)	239,455	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(176,535)
		10,648,400	113,065	(E)	(71,705)	3/18/24	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	41,360
		27,714,300	294,270	(E)	185,436	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(108,835)
		39,287,200	95,507	(E)	(71,854)	3/18/21	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	23,653
		72,859,500	177,121	(E)	133,865	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,257)
		406,000	10,380		(14)	12/20/48	2.9585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,383)
		410,000	2,654		(5)	12/31/28	3 month USD-LIBOR-BBA — Quarterly	2.7845% — Semiannually	2,648

	Total				$313,771				$(226,286)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$108,744	$109,103	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$461
	698,569	702,171	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,400
	206,635	206,757	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	359
	24,482	24,674	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(231)
	238,329	240,439	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,513)
	8,891	8,510	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(312)
	129,879	123,920	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,856)
	7,909	7,479	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(367)
	35,025	32,990	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,700
	334	327	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3)
	Citibank, N.A.
	137,284,224	130,238,160	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(7,071,497)
	117,243,002	110,967,160	—	11/26/19	3 month USD-LIBOR-BBA plus 0.25% — Quarterly	Russell 1000 Total Return Index — Quarterly	6,456,302
	268,477	269,861	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,691
	Credit Suisse International
	950,567	950,850	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	1,158
	23,778	22,274	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,327)
	Goldman Sachs International
	13,675	13,796	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(144)
	16,423	16,568	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(173)
	310,002	312,746	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,269)
	81,118	76,472	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,929)
	19,582	18,516	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(908)
	19,582	18,516	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(908)
	11,937	11,657	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(146)
	2,214	2,167	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(22)
	JPMorgan Securities LLC
	47,074	44,512	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,182
	129,879	123,920	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,856

	Upfront premium received		—	Unrealized appreciation			6,473,109

	Upfront premium (paid)		—	Unrealized (depreciation)			(7,090,605)

		Total	$—			Total	$(617,496)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	36,165	$3,530,422	2.71%
Alphabet, Inc. Class A	Communication Services	3,108	3,247,439	2.49%
Starbucks Corp.	Consumer Discretionary	38,425	2,474,591	1.90%
Texas Instruments, Inc.	Information Technology	24,823	2,345,763	1.80%
Apple, Inc.	Information Technology	14,841	2,341,060	1.80%
Microsoft Corp.	Information Technology	22,983	2,334,334	1.79%
Coca-Cola Co. (The)	Consumer Staples	48,202	2,282,348	1.75%
TJX Cos., Inc. (The)	Consumer Discretionary	50,947	2,279,359	1.75%
Intuit, Inc.	Information Technology	11,473	2,258,476	1.73%
Automatic Data Processing, Inc.	Information Technology	16,954	2,222,992	1.71%
Exelon Corp.	Utilities	48,738	2,198,071	1.69%
Mondelez International, Inc. Class A	Consumer Staples	54,570	2,184,452	1.68%
Walt Disney Co. (The)	Communication Services	19,608	2,150,050	1.65%
Humana, Inc.	Health Care	7,449	2,133,990	1.64%
American Electric Power Co., Inc.	Utilities	28,421	2,124,157	1.63%
Lowe's Cos., Inc.	Consumer Discretionary	22,816	2,107,253	1.62%
Cognizant Technology Solutions Corp. Class A	Information Technology	30,803	1,955,393	1.50%
Raytheon Co.	Industrials	12,646	1,939,257	1.49%
Exxon Mobil Corp.	Energy	27,898	1,902,379	1.46%
Occidental Petroleum Corp.	Energy	30,992	1,902,268	1.46%
Northrop Grumman Corp.	Industrials	7,567	1,853,269	1.42%
Honeywell International, Inc.	Industrials	13,696	1,809,453	1.39%
Johnson & Johnson	Health Care	13,778	1,778,053	1.37%
Omnicom Group, Inc.	Communication Services	23,990	1,757,057	1.35%
Centene Corp.	Health Care	15,217	1,754,566	1.35%
American Express Co.	Financials	18,119	1,727,067	1.33%
Norfolk Southern Corp.	Industrials	11,003	1,645,355	1.26%
Pfizer, Inc.	Health Care	37,277	1,627,133	1.25%
Citrix Systems, Inc.	Information Technology	15,457	1,583,750	1.22%
Verizon Communications, Inc.	Communication Services	28,037	1,576,254	1.21%
Comerica, Inc.	Financials	22,901	1,573,057	1.21%
Amazon.com, Inc.	Consumer Discretionary	1,027	1,542,210	1.18%
Cisco Systems, Inc.	Information Technology	34,777	1,506,899	1.16%
F5 Networks, Inc.	Information Technology	9,150	1,482,627	1.14%
Fidelity National Information Services, Inc.	Information Technology	14,434	1,480,190	1.14%
Merck & Co., Inc.	Health Care	18,040	1,378,451	1.06%
Allstate Corp. (The)	Financials	16,643	1,375,227	1.06%
VICI Properties, Inc.	Real Estate	71,400	1,340,889	1.03%
Baxter International, Inc.	Health Care	20,009	1,316,999	1.01%
AutoZone, Inc.	Consumer Discretionary	1,545	1,295,186	0.99%
Sysco Corp.	Consumer Staples	20,618	1,291,897	0.99%
Marathon Petroleum Corp.	Energy	21,549	1,271,623	0.98%
Ross Stores, Inc.	Consumer Discretionary	15,047	1,251,907	0.96%
AGNC Investment Corp.	Financials	69,215	1,214,037	0.93%
Waste Management, Inc.	Industrials	13,322	1,185,487	0.91%
UnitedHealth Group, Inc.	Health Care	4,503	1,121,816	0.86%
NXP Semiconductors NV	Information Technology	15,232	1,116,219	0.86%
Juniper Networks, Inc.	Information Technology	41,245	1,109,912	0.85%
Equity Residential Trust	Real Estate	16,674	1,100,657	0.85%
Amgen, Inc.	Health Care	5,494	1,069,548	0.82%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,367	$20,000	$3,226	5/11/63	300 bp — Monthly	$(1,847)
	CMBX NA BBB-.6 Index	BBB-/P	2,591	43,000	6,936	5/11/63	300 bp — Monthly	(4,320)
	CMBX NA BBB-.6 Index	BBB-/P	5,309	86,000	13,872	5/11/63	300 bp — Monthly	(8,512)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(3)	7,000	305	5/11/63	200 bp — Monthly	(305)
	CMBX NA A.6 Index	A/P	5	7,000	305	5/11/63	200 bp — Monthly	(297)
	CMBX NA A.6 Index	A/P	8	7,000	305	5/11/63	200 bp — Monthly	(294)
	CMBX NA A.6 Index	A/P	22	14,000	610	5/11/63	200 bp — Monthly	(583)
	CMBX NA A.6 Index	A/P	581	42,000	1,831	5/11/63	200 bp — Monthly	(1,234)
	CMBX NA A.6 Index	A/P	507	52,000	2,267	5/11/63	200 bp — Monthly	(1,740)
	CMBX NA A.6 Index	A/P	1,451	112,000	4,883	5/11/63	200 bp — Monthly	(3,389)
	CMBX NA A.6 Index	A/P	958	208,000	9,069	5/11/63	200 bp — Monthly	(8,030)
	CMBX NA BB.6 Index	BB/P	57,595	234,000	65,777	5/11/63	500 bp — Monthly	(7,955)
	CMBX NA BB.7 Index	BB/P	13,625	106,000	19,292	1/17/47	500 bp — Monthly	(5,564)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	34	22,000	959	5/11/63	200 bp — Monthly	(917)
	CMBX NA A.6 Index	A/P	77	40,000	1,744	5/11/63	200 bp — Monthly	(1,651)
	CMBX NA A.6 Index	A/P	3,389	150,000	6,540	5/11/63	200 bp — Monthly	(3,092)
	CMBX NA A.6 Index	A/P	12,962	260,000	11,336	5/11/63	200 bp — Monthly	1,727
	CMBX NA A.6 Index	A/P	6,196	319,000	13,908	5/11/63	200 bp — Monthly	(7,589)
	CMBX NA A.6 Index	A/P	118,908	2,343,000	102,155	5/11/63	200 bp — Monthly	17,664
	CMBX NA A.7 Index	A-/P	3,286	79,000	1,667	1/17/47	200 bp — Monthly	1,650
	CMBX NA BBB-.6 Index	BBB-/P	8,049	74,000	11,936	5/11/63	300 bp — Monthly	(3,844)
	CMBX NA BBB-.6 Index	BBB-/P	13,550	107,000	17,259	5/11/63	300 bp — Monthly	(3,646)
	CMBX NA BBB-.6 Index	BBB-/P	31,007	290,000	46,777	5/11/63	300 bp — Monthly	(15,601)
	CMBX NA BBB-.7 Index	BBB-/P	33,278	421,000	35,827	1/17/47	300 bp — Monthly	(2,304)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	136	18,000	785	5/11/63	200 bp — Monthly	(642)
	CMBX NA A.6 Index	A/P	6,277	124,000	5,406	5/11/63	200 bp — Monthly	919
	CMBX NA A.6 Index	A/P	6,277	124,000	5,406	5/11/63	200 bp — Monthly	919
	CMBX NA A.6 Index	A/P	6,453	124,000	5,406	5/11/63	200 bp — Monthly	1,095
	CMBX NA A.6 Index	A/P	8,866	135,000	5,886	5/11/63	200 bp — Monthly	3,032
	CMBX NA A.6 Index	A/P	8,151	165,000	7,194	5/11/63	200 bp — Monthly	1,022
	CMBX NA A.6 Index	A/P	7,609	246,000	10,726	5/11/63	200 bp — Monthly	(3,021)
	CMBX NA A.6 Index	A/P	13,238	257,000	11,205	5/11/63	200 bp — Monthly	2,133
	CMBX NA A.6 Index	A/P	12,800	408,000	17,789	5/11/63	200 bp — Monthly	(4,830)
	CMBX NA A.6 Index	A/P	9,953	430,000	18,748	5/11/63	200 bp — Monthly	(8,628)
	CMBX NA A.6 Index	A/P	34,350	570,000	24,852	5/11/63	200 bp — Monthly	9,719
	CMBX NA A.6 Index	A/P	35,368	695,000	30,302	5/11/63	200 bp — Monthly	5,336
	CMBX NA A.7 Index	A-/P	8,924	177,000	3,735	1/17/47	200 bp — Monthly	5,258
	CMBX NA BBB-.6 Index	BBB-/P	2,769	35,000	5,646	5/11/63	300 bp — Monthly	(2,856)
	CMBX NA BBB-.6 Index	BBB-/P	4,006	37,000	5,968	5/11/63	300 bp — Monthly	(1,941)
	CMBX NA BBB-.6 Index	BBB-/P	3,338	64,000	10,323	5/11/63	300 bp — Monthly	(6,948)
	CMBX NA BBB-.6 Index	BBB-/P	4,769	70,000	11,291	5/11/63	300 bp — Monthly	(6,481)
	CMBX NA BBB-.6 Index	BBB-/P	8,158	74,000	11,936	5/11/63	300 bp — Monthly	(3,735)
	CMBX NA BBB-.6 Index	BBB-/P	7,764	92,000	14,840	5/11/63	300 bp — Monthly	(7,022)
	CMBX NA BBB-.6 Index	BBB-/P	11,477	136,000	21,937	5/11/63	300 bp — Monthly	(10,381)
	CMBX NA BBB-.6 Index	BBB-/P	12,435	144,000	23,227	5/11/63	300 bp — Monthly	(10,709)
	CMBX NA BBB-.6 Index	BBB-/P	11,950	247,000	39,841	5/11/63	300 bp — Monthly	(27,747)
	CMBX NA BBB-.6 Index	BBB-/P	31,899	262,000	42,261	5/11/63	300 bp — Monthly	(10,208)
	CMBX NA BBB-.6 Index	BBB-/P	67,247	717,000	115,652	5/11/63	300 bp — Monthly	(47,986)
	CMBX NA BBB-.6 Index	BBB-/P	65,023	865,000	139,525	5/11/63	300 bp — Monthly	(73,997)
	CMBX NA BBB-.7 Index	BBB-/P	31,583	401,000	34,125	1/17/47	300 bp — Monthly	(2,309)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	13,558	64,000	17,990	5/11/63	500 bp — Monthly	(4,370)
	CMBX NA BB.6 Index	BB/P	14,604	69,000	19,396	5/11/63	500 bp — Monthly	(4,725)
	CMBX NA A.6 Index	A/P	132	16,000	698	5/11/63	200 bp — Monthly	(559)
	CMBX NA A.6 Index	A/P	1,612	69,000	3,008	5/11/63	200 bp — Monthly	(1,370)
	CMBX NA A.6 Index	A/P	1,612	69,000	3,008	5/11/63	200 bp — Monthly	(1,370)
	CMBX NA A.6 Index	A/P	5,480	107,000	4,665	5/11/63	200 bp — Monthly	857
	CMBX NA A.6 Index	A/P	10,305	171,000	7,456	5/11/63	200 bp — Monthly	2,916
	CMBX NA A.6 Index	A/P	14,837	293,000	12,775	5/11/63	200 bp — Monthly	2,176
	CMBX NA A.6 Index	A/P	5,134	298,000	12,993	5/11/63	200 bp — Monthly	(7,743)
	CMBX NA A.6 Index	A/P	19,478	331,000	14,432	5/11/63	200 bp — Monthly	5,175
	CMBX NA A.6 Index	A/P	16,035	352,000	15,347	5/11/63	200 bp — Monthly	825
	CMBX NA A.6 Index	A/P	11,692	357,000	15,565	5/11/63	200 bp — Monthly	(3,734)
	CMBX NA A.6 Index	A/P	10,929	381,000	16,612	5/11/63	200 bp — Monthly	(5,535)
	CMBX NA A.6 Index	A/P	12,641	383,000	16,699	5/11/63	200 bp — Monthly	(3,909)
	CMBX NA A.6 Index	A/P	12,102	430,000	18,748	5/11/63	200 bp — Monthly	(6,479)
	CMBX NA A.6 Index	A/P	13,700	453,000	19,751	5/11/63	200 bp — Monthly	(5,874)
	CMBX NA A.6 Index	A/P	23,250	511,000	22,280	5/11/63	200 bp — Monthly	1,169
	CMBX NA A.6 Index	A/P	38,013	786,000	34,270	5/11/63	200 bp — Monthly	4,049
	CMBX NA A.7 Index	A-/P	10,218	233,000	4,916	1/17/47	200 bp — Monthly	5,392
	CMBX NA BBB-.6 Index	BBB-/P	3,108	20,000	3,226	5/11/63	300 bp — Monthly	(107)
	CMBX NA BBB-.6 Index	BBB-/P	2,181	23,000	3,710	5/11/63	300 bp — Monthly	(1,516)
	CMBX NA BBB-.6 Index	BBB-/P	3,753	34,000	5,484	5/11/63	300 bp — Monthly	(1,712)
	CMBX NA BBB-.6 Index	BBB-/P	4,150	37,000	5,968	5/11/63	300 bp — Monthly	(1,797)
	CMBX NA BBB-.6 Index	BBB-/P	5,357	38,000	6,129	5/11/63	300 bp — Monthly	(750)
	CMBX NA BBB-.6 Index	BBB-/P	5,878	52,000	8,388	5/11/63	300 bp — Monthly	(2,479)
	CMBX NA BBB-.6 Index	BBB-/P	6,500	52,000	8,388	5/11/63	300 bp — Monthly	(1,857)
	CMBX NA BBB-.6 Index	BBB-/P	6,053	55,000	8,872	5/11/63	300 bp — Monthly	(2,786)
	CMBX NA BBB-.6 Index	BBB-/P	7,036	62,000	10,001	5/11/63	300 bp — Monthly	(2,928)
	CMBX NA BBB-.6 Index	BBB-/P	24,102	137,000	22,098	5/11/63	300 bp — Monthly	2,084
	CMBX NA BBB-.6 Index	BBB-/P	59,639	498,000	80,327	5/11/63	300 bp — Monthly	(20,398)
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	1,016	78,000	3,401	5/11/63	200 bp — Monthly	(2,355)
	CMBX NA BBB-.6 Index	BBB-/P	4,369	39,000	6,291	5/11/63	300 bp — Monthly	(1,899)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	10,374	75,000	12,098	5/11/63	300 bp — Monthly	(1,679)
	CMBX NA A.6 Index	A/P	—	1,000	44	5/11/63	200 bp — Monthly	(43)
	CMBX NA A.6 Index	A/P	60	1,000	44	5/11/63	200 bp — Monthly	17
	CMBX NA A.6 Index	A/P	197	21,000	916	5/11/63	200 bp — Monthly	(710)
	CMBX NA A.6 Index	A/P	76	28,000	1,221	5/11/63	200 bp — Monthly	(1,134)
	CMBX NA A.6 Index	A/P	536	48,000	2,093	5/11/63	200 bp — Monthly	(1,538)
	CMBX NA A.6 Index	A/P	940	68,000	2,965	5/11/63	200 bp — Monthly	(1,998)
	CMBX NA A.6 Index	A/P	8,628	167,000	7,281	5/11/63	200 bp — Monthly	1,412
	CMBX NA A.6 Index	A/P	5,586	413,000	18,007	5/11/63	200 bp — Monthly	(12,260)
	CMBX NA BB.6 Index	BB/P	18,418	75,000	21,083	5/11/63	500 bp — Monthly	(2,592)
	CMBX NA BB.6 Index	BB/P	36,962	150,000	42,165	5/11/63	500 bp — Monthly	(5,058)
	CMBX NA BBB-.6 Index	BBB-/P	7,634	63,000	10,162	5/11/63	300 bp — Monthly	(2,491)

Upfront premium received			1,193,460		Unrealized appreciation			76,546

Upfront premium (paid)			(3)		Unrealized (depreciation)			(427,910)

		Total	$1,193,457				Total	$(351,364)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,802)	$243,000	$5,127	1/17/47	(200 bp) — Monthly	$3,231
	CMBX NA BB.7 Index	(14,531)	72,000	13,104	1/17/47	(500 bp) — Monthly	(1,497)
	CMBX NA BB.7 Index	(8,638)	55,000	10,010	1/17/47	(500 bp) — Monthly	1,318
	CMBX NA BB.7 Index	(8,981)	55,000	10,010	1/17/47	(500 bp) — Monthly	976
	CMBX NA BB.9 Index	(16,712)	108,000	20,650	9/17/58	(500 bp) — Monthly	3,833
	CMBX NA BB.9 Index	(16,637)	108,000	20,650	9/17/58	(500 bp) — Monthly	3,908
	CMBX NA BB.9 Index	(16,321)	106,000	20,267	9/17/58	(500 bp) — Monthly	3,843
	CMBX NA BB.9 Index	(8,454)	54,000	10,325	9/17/58	(500 bp) — Monthly	1,818
	Credit Suisse International
	CMBX NA BB.7 Index	(10,167)	576,000	161,914	5/11/63	(500 bp) — Monthly	151,189
	CMBX NA BB.7 Index	(49,346)	300,000	54,600	1/17/47	(500 bp) — Monthly	4,962
	CMBX NA BB.7 Index	(28,223)	153,000	27,846	1/17/47	(500 bp) — Monthly	(526)
	CMBX NA BB.9 Index	(26,498)	166,000	31,739	9/17/58	(500 bp) — Monthly	5,080
	CMBX NA BB.9 Index	(6,930)	45,000	8,604	9/17/58	(500 bp) — Monthly	1,631
	CMBX NA BB.9 Index	(4,223)	27,000	5,162	9/17/58	(500 bp) — Monthly	913
	Goldman Sachs International
	CMBX NA BB.6 Index	(23,529)	230,000	64,653	5/11/63	(500 bp) — Monthly	40,901
	CMBX NA BB.7 Index	(6,961)	46,000	8,372	1/17/47	(500 bp) — Monthly	1,366
	CMBX NA BB.7 Index	(86,296)	425,000	77,350	1/17/47	(500 bp) — Monthly	(9,359)
	CMBX NA BB.7 Index	(16,548)	101,000	18,382	1/17/47	(500 bp) — Monthly	1,736
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(11,020)	69,000	12,558	1/17/47	(500 bp) — Monthly	1,471
	CMBX NA BB.7 Index	(10,231)	64,000	11,648	1/17/47	(500 bp) — Monthly	1,355
	CMBX NA BB.6 Index	(13,694)	103,000	28,953	5/11/63	(500 bp) — Monthly	15,159
	CMBX NA BB.6 Index	(11,389)	81,000	22,769	5/11/63	(500 bp) — Monthly	11,302
	CMBX NA BB.6 Index	(3,452)	24,000	6,746	5/11/63	(500 bp) — Monthly	3,271
	CMBX NA BB.7 Index	(91,245)	533,000	97,006	1/17/47	(500 bp) — Monthly	5,242
	CMBX NA BB.7 Index	(21,925)	135,000	24,570	1/17/47	(500 bp) — Monthly	2,514
	CMBX NA BB.7 Index	(12,452)	64,000	11,648	1/17/47	(500 bp) — Monthly	(867)
	CMBX NA BB.7 Index	(11,519)	64,000	11,648	1/17/47	(500 bp) — Monthly	67
	CMBX NA BB.7 Index	(8,638)	55,000	10,010	1/17/47	(500 bp) — Monthly	1,318
	CMBX NA BB.7 Index	(8,140)	52,000	9,464	1/17/47	(500 bp) — Monthly	1,274
	CMBX NA BBB-.7 Index	(13,213)	197,000	16,765	1/17/47	(300 bp) — Monthly	3,436
	CMBX NA BBB-.7 Index	(3,090)	42,000	3,574	1/17/47	(300 bp) — Monthly	459
	CMBX NA BBB-.7 Index	(3,090)	42,000	3,574	1/17/47	(300 bp) — Monthly	459
	CMBX NA BBB-.7 Index	(3,236)	29,000	2,468	1/17/47	(300 bp) — Monthly	(785)
	CMBX NA BBB-.7 Index	(1,988)	22,000	1,872	1/17/47	(300 bp) — Monthly	(129)
	CMBX NA BBB-.7 Index	(2,095)	20,000	1,702	1/17/47	(300 bp) — Monthly	(405)
	CMBX NA BBB-.7 Index	(1,004)	9,000	766	1/17/47	(300 bp) — Monthly	(244)
	Merrill Lynch International
	CMBX NA BB.7 Index	(23,767)	137,000	24,934	1/17/47	(500 bp) — Monthly	1,034
	CMBX NA BB.9 Index	(16,892)	108,000	20,650	9/17/58	(500 bp) — Monthly	3,653
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(4,177)	41,000	3,489	1/17/47	(300 bp) — Monthly	(712)
	CMBX NA BB.7 Index	(30,166)	150,000	27,300	1/17/47	(500 bp) — Monthly	(3,012)
	CMBX NA BB.7 Index	(24,296)	126,000	22,932	1/17/47	(500 bp) — Monthly	(1,487)
	CMBX NA BB.7 Index	(15,137)	75,000	13,650	1/17/47	(500 bp) — Monthly	(1,559)

	Upfront premium received	—				Unrealized appreciation	278,719

	Upfront premium (paid)	(696,653)				Unrealized (depreciation)	(20,582)

	Total	$(696,653)				Total	$258,137
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized depreciation
	NA HY Series 31 Index	B+/P	$(1,801,502)	$25,071,000	$499,740	12/20/23	500 bp — Quarterly	$(1,259,977)
	NA IG Series 31 Index	BBB+/P	(717,364)	40,790,000	226,425	12/20/23	100 bp — Quarterly	(477,342)

	Total		$(2,518,866)					$(1,737,319)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation
	NA HY Series 31 Index	$166,801	$2,323,000	$46,304	12/20/23	(500 bp) — Quarterly	$116,625

	Total	$166,801					$116,625
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,573,660,243.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,548, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$6,294,475	$55,199,177	$50,273,937	$51,359	$11,219,715
	Putnam Short Term Investment Fund**	228,635,519	193,378,742	190,147,648	877,730	231,866,613

	Total Short-term investments	$234,929,994	$248,577,919	$240,421,585	$929,089	$243,086,328
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,219,715, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,856,670.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $20,650,331.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,652,854.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $102,269.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,550,660.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $86,110,093 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.9%
	Japan	4.6
	United Kingdom	2.9
	France	1.5
	China	1.4
	Australia	1.2
	Switzerland	1.1
	Canada	1.1
	Germany	1.1
	Hong Kong	0.8
	Netherlands	0.8
	Spain	0.7
	Sweden	0.7
	Taiwan	0.6
	Brazil	0.5
	South Korea	0.5
	India	0.5
	Other	4.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $17,515,440, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,616,104 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,652,854 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$58,108,745	$19,443,355	$—
Capital goods	105,657,327	7,369,671	—
Communication services	47,715,489	11,978,392	—
Conglomerates	3,137,932	9,115,539	—
Consumer cyclicals	176,077,510	27,378,954	4
Consumer staples	162,271,100	7,528,943	9,544
Energy	89,532,163	4,807,070	26,462
Financials	264,365,911	65,156,353	—
Health care	213,885,136	12,318,944	—
Technology	329,125,571	35,598,945	—
Transportation	27,500,814	9,495,595	—
Utilities and power	55,929,389	4,344,891	—

Total common stocks	1,533,307,087	214,536,652	36,010
Asset-backed securities	—	9,458,330	2,129,000
Commodity linked notes	—	34,323,670	—
Convertible bonds and notes	—	96,902	—
Convertible preferred stocks	—	242,070	—
Corporate bonds and notes	—	267,504,024	296
Foreign government and agency bonds and notes	—	12,488,096	—
Mortgage-backed securities	—	48,609,409	—
Preferred stocks	170,352	—	—
Purchased options outstanding	—	795,471	—
Senior loans	—	3,752,816	—
U.S. government and agency mortgage obligations	—	132,359,463	—
U.S. treasury obligations	—	491,698	—
Warrants	52	8,396,420	—
Short-term investments	231,866,613	118,094,798	—

Totals by level	$1,765,344,104	$851,149,819	$2,165,306
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,257,060)	$—
Futures contracts	(23,679,903)	—	—
Written options outstanding	—	(267,824)	—
TBA sale commitments	—	(13,864,922)	—
Interest rate swap contracts	—	(540,057)	—
Total return swap contracts	—	(617,496)	—
Credit default contracts	—	141,340	—

Totals by level	$(23,679,903)	$(17,406,019)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,736,337	$1,594,997
Foreign exchange contracts	2,777,237	4,506,650
Equity contracts	14,852,774	30,955,793
Interest rate contracts	4,178,587	4,516,552

Total	$23,544,935	$41,573,992
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$81,800,000
Written currency option contracts (contract amount)	$93,900,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$721,800,000
Centrally cleared interest rate swap contracts (notional)	$205,000,000
OTC total return swap contracts (notional)	$267,200,000
OTC credit default contracts (notional)	$24,300,000
Centrally cleared credit default contracts (notional)	$84,900,000
Warrants (number of warrants)	1,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019